ANNUAL REPORT
                                AUGUST 31, 1999

                           [Logo of Hibernia Funds]

                      Hibernia Capital Appreciation Fund
                                Class A Shares
                                Class B Shares
                   Hibernia Louisiana Municipal Income Fund
                         Hibernia Mid Cap Equity Fund
                                Class A Shares
                                Class B Shares
                        Hibernia Total Return Bond Fund
                     Hibernia U.S. Government Income Fund
                          Hibernia Cash Reserve Fund
                                Class A Shares
                                Class B Shares
                   Hibernia U.S. Treasury Money Market Fund


Table of Contents
President's Message                                   1
Management Discussion and Analysis                    3
Portfolios of Investments                            17
Notes to Portfolios of Investments                   36
Statements of Assets and Liabilities                 38
Statements of Operations                             40
Statements of Changes in Net Assets                  42
Financial Highlights                                 46
Combined Notes to Financial Statements               48
Report of Ernst & Young LLP, Independent Auditors    56


 . Shares of Hibernia Funds are not deposits or obligations of Hibernia National
   Bank or its affiliates, are not endorsed or guaranteed by Hibernia National Bank or its affiliates, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

 . Investment in the shares of Hibernia Funds involves investment risks, including the possible loss of principal amount invested.

 . Hibernia Cash Reserve Fund and Hibernia U.S. Treasury Money Market Fund attempt to maintain a stable net asset value of $1.00 per share; there can be no assurance that these Funds will be able to do so.


President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for the Hibernia Funds. The report, which covers the funds' 12-month fiscal year reporting period from September 1, 1998 through August 31, 1999, includes an interview with each fund's portfolio manager, as well as a complete list of portfolio holdings and financial statements for each fund.

Please note the following highlights for each fund over the 12-month reporting period:

 . In a bull market that continued to march on amid a high level of day-to-day volatility, Hibernia Capital Appreciation Fund produced an extremely strong total return. For Class A Shares, the total return was 38.35%.* Contributing to the total return were dividends of $0.02 per share and capital gains of $2.79 per share, and a 23% increase in net asset value. For Class B Shares, the total return was 37.35%.* Contributing to the total return were capital gains of $2.79 per share and a 22% increase in net asset value. At the end of the reporting period, net assets in the fund reached $371.3 million.

 . Hibernia Louisiana Municipal Income Fund, a high-quality portfolio designed for tax-sensitive Louisiana residents, paid double-tax-free dividends** totaling $0.54 per share and capital gains totaling $0.08 per share. In a rising rate environment that caused bond prices to decline, the fund's net asset value decreased from $11.47 on the first day of the reporting period to $10.85 on the last day of the reporting period. As a result, the fund's total return was a flat (0.08%).* At the end of the reporting period, net assets totaled $92.7 million.

 . Hibernia Mid Cap Equity Fund produced an extremely strong total return. For
   Class A Shares, the total return was 39.43%*, while Class B Shares produced a total return of 38.87%.* A significant increase in net asset value continued to account for the fund's returns. At the end of the reporting period, net assets in the fund reached $20.3 million.

 . Hibernia Total Return Bond Fund, a diversified portfolio of bonds, paid a strong dividend stream that totaled $0.57 per share and capital gains totaling $0.03 per share. In a rising rate environment, the fund's net asset value decreased from $10.27 on the first day of the reporting period to $9.68 on the last day of the reporting period. As a result, the fund produced a flat total return of (0.03%).* At the end of the reporting period, net assets stood at $79.9 million.

 * Performance quoted represents past performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted above are based on net asset value and do not reflect the maximum sales charges. Total returns based on the maximum sales charge for the 12-month reporting period are as follows: Hibernia Capital Appreciation Fund Class A Shares, 32.10%; Hibernia Capital Appreciation Fund Class B Shares, 31.85%; Hibernia Louisiana Municipal Income Fund, (3.04%); Hibernia Mid Cap Equity Fund Class A Shares, 33.22%; Hibernia Mid Cap Equity Fund Class B Shares, 33.37%, and Hibernia Total Return Bond Fund, (3.05%).

 **  Income may be subject to the federal alternative minimum tax.

 . Hibernia U.S. Government Income Fund paid a strong dividend stream totaling
   $0.57 per share, while its net asset value decreased in a rising rate environment from $10.33 to $9.81. As a result, the fund produced a flat total return of 0.41%.* Net assets ended the period at $84.2 million.

 . Hibernia Cash Reserve Fund, a portfolio of high quality money market securities, paid dividends of $0.04 per share for Class A Shares and $0.03 per share for Class B Shares. At the end of the reporting period, net assets stood at more than $157.2 million.

 . Hibernia U.S. Treasury Money Market Fund, a portfolio of U.S. Treasury money market securities, paid dividends of $0.04 per share. At the end of the period, net assets stood at more than $213.8 million.

Thank you for putting your money to work in one or more key financial markets through the professional management and diversification of the Hibernia Funds. We are committed to providing you with the highest level of service as we keep you up-to-date on your investment progress.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales

President

October 15, 1999

*Performance quoted represents past performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted above are based on net asset value and do not reflect the maximum sales charges. Total return based on the maximum sales charge for the 12-month reporting period for Hibernia U.S. Government Income Fund is (2.61%).



Management Discussion & Analysis

Hibernia Capital Appreciation Fund

Annual Report/12-month period from September 1, 1998 through August 31, 1999


Q

The bull market marched on during the fund's fiscal year, despite high day-to-day volatility and narrow breadth. What are your comments?

A

The demand for large cap growth stocks continued, although at a slower pace than in previous years. Technology stocks continued to lead the way, with internet stocks the stars.

Q

Hibernia Capital Appreciation Fund continued to produce strong returns for the period. What was the fund's total return over the 12-month reporting period ended August 31, 1999?

A

Total return for the fund for the 12 months ended August 31, 1999, was 38.35%* for Class A Shares and 37.35%* for Class B Shares. The fund's peer group, Lipper Growth and Income Funds Average total return was 31.14%.

Q

As we leave a strong, yet erratic, year for stocks and approach the year 2000, what factors will determine the direction of the market?

A

The final resolution of Y2K, the final outcome of the Federal Reserve Board's (the "Fed") actions versus interest rates, global economics, and growth in the U.S. will determine the direction of the market.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will flucuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted above are based on net asset value and do not reflect the maximum sales charge. Total returns based on the maximum sales charge are Class A Shares, 32.10% and Class B Shares, 31.85%.


Hibernia Capital Appreciation Fund--Class A Shares


Growth of $10,000 Invested in Hibernia Capital Appreciation Fund--Class A Shares

  The graph below illustrates the hypothetical investment of $10,000 in the Hibernia Capital Appreciation Fund--Class A Shares (the "Fund") from August 31, 1989 to August 31, 1999, compared to the Standard & Poor's 500 Index ("S&P 500").+

                               [Chart goes here]


                     AVERAGE ANNUAL TOTAL RETURN** FOR THE
                         PERIOD ENDED AUGUST 31, 1999
    1 Year...........................................................32.10%
    5 Years..........................................................22.53%
    10 Years.........................................................15.40%

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+ The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective October 14, 1988 (start of performance). For the period from October 31, 1993 to August 31, 1996, the sales charge was reduced to 3.00%. Effective September 1, 1996, the maximum sales charge has been changed to 4.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total return quoted reflects the current 4.50% sales charge.


Hibernia Capital Appreciation Fund--Class B Shares

Growth of $10,000 Invested in Hibernia Capital Appreciation Fund--Class B Shares

  The graph below illustrates the hypothetical investment of $10,000 in the Hibernia Capital Appreciation Fund--Class B Shares (the "Fund") from December 2, 1996 (start of performance) to August 31, 1999, compared to the Standard & Poor's 500 Index ("S&P 500").+

                               [Chart goes here]

                     AVERAGE ANNUAL TOTAL RETURN** FOR THE
                         PERIOD ENDED AUGUST 31, 1999
    1 Year...........................................................31.85%
    Start of Performance (12/2/96)...................................20.18%


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+ The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 4.00% contingent deferred sales charge on any redemption less than three years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total return quoted reflects all applicable contingent deferred sales charges.


Hibernia Louisiana Municipal Income Fund

Annual Report/12-month period from September 1, 1998 through August 31, 1999


Q

Although total returns have been flat due to a rising rate environment, municipal bonds have been rewarding investors with very competitive yields vs. U.S. Treasury securities. What is your review of the municipal bond market over the 12-month reporting period?

A

Municipal bond prices held up extremely well in the face of a declining Treasury bond market. While a 10-year treasury bond experienced a total return decline of (3.08%) over the 12 months ended August 31, 1999, the total return on 10-year municipal bonds was up slightly at 0.68%. This was largely the result of the relative value offered by municipal bonds as well as the inherent defensive nature of municipal bonds.

Q

How did Hibernia Louisiana Municipal Income Fund perform on a total return and income basis?

A

The fund turned in a modestly negative total return of (0.08%)* in the face of dramatically rising taxable bond interest rates. The net asset value price return of the fund was (5.41%)* for the 12-month reporting period and the income return was 5.33%.

Q

What factors are shaping the direction of the municipal bond market as we enter a historic year?

A

The municipal bond market will likely take its cue from the treasury bond market in the coming months. Most important in influencing the direction of the fixed income market will be Alan Greenspan, the Fed and the trend in reported inflation and employment data.

*Performance quoted represents past performance and is not indicative of future results. Investment return and principal will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return quoted above is based on net asset value and does not reflect the maximum sales charge. Total return based on the maximum sales charge for the 12-month reporting period is (3.04%).


Hibernia Louisiana Municipal Income Fund

     Growth of $10,000 Invested in Hibernia Louisiana Municipal Income Fund

  The graph below illustrates the hypothetical investment of $10,000 in the Hibernia Louisiana Municipal Income Fund (the "Fund") from August 31, 1989 to August 31, 1999, compared to the Lehman Ten Year Insured Index ("LTYII").+

                               [Chart goes here]

                     AVERAGE ANNUAL TOTAL RETURN** FOR THE
                         PERIOD ENDED AUGUST 31, 1999
    1 Year...........................................................(3.04%)
    5 Years...........................................................5.22%
    10 Years..........................................................6.49%

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+The LTYII is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

*Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on October 14, 1988 (start of performance). Effective October 31, 1993, the maximum sales charge has been reduced to 3.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The LTYII has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total returns reflect the current 3.00% sales charge.



Hibernia Mid Cap Equity Fund

Annual Report/12-month period from September 1, 1998 through August 31, 1999


Q

It was an extremely strong period for mid-cap stocks. What accounted for that sector's performance?

A

The emergence of internet stocks and technology stocks in the mid cap sector accounted for a great deal of performance.

Q

It was also a strong period for Hibernia Mid Cap Equity Fund. What were the total returns over the 12-month period ended August 31, 1999?

A

Hibernia Mid Cap Equity Fund return for the 12 months ended August 31, 1999 was 39.43%* for Class A Shares and 38.87%* for Class B Shares.

Q

As we leave a very strong year for mid-cap stocks, what factors will determine the direction of the mid-cap market?

A

The continued growth of the U.S. economy, and technology stocks in particular.

*Performance quoted represents past performance and is not indicative of future results. Investment return and principal will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return quoted above is based on net asset value and does not reflect the maximum sales charge. The total return based on the maximum sales charge for the 12-month reporting period is 33.22% for Class A Shares and 33.37% for Class B Shares.



Hibernia Mid Cap Equity Fund--Class A Shares

   Growth of $10,000 Invested in Hibernia Mid Cap Equity Fund--Class A Shares

  The graph below illustrates the hypothetical investment of $10,000 in the Hibernia Mid Cap Equity Fund--Class A Shares, (the "Fund") from August 31, 1989* to August 31, 1999, compared to the Standard & Poor's 400 Mid Cap Index ("S&P 400").+

                               [Chart goes here]

                     AVERAGE ANNUAL TOTAL RETURN** FOR THE
                         PERIOD ENDED AUGUST 31, 1999
    1 Year...........................................................33.22%
    5 Years..........................................................19.66%
    10 Years.........................................................14.30%


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+ The S&P 400 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

* Hibernia Mid Cap Equity Fund, Class A Shares is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 8/31/89 to 7/12/98 when the Fund commenced operation, as adjusted to reflect the Fund's anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

**Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on July 13, 1998. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

***Total returns reflect the current 4.50% sales charge.



Hibernia Mid Cap Equity Fund--Class B Shares

  Growth of $10,000 Invested in Hibernia Mid Cap Equity Fund--Class B Shares

  The graph below illustrates the hypothetical investment of $10,000 in the Hibernia Mid Cap Equity Fund--Class B Shares, (the "Fund") from July 13, 1998 (start of performance) to August 31, 1999, compared to the Standard & Poor's 400 Mid Cap Index ("S&P 400").+

                               [Chart goes here]

                     AVERAGE ANNUAL TOTAL RETURN** FOR THE
                         PERIOD ENDED AUGUST 31, 1999
    1 Year...........................................................33.37%
    Start of Performance (7/13/98)....................................7.35%


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+ The S&P 400 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 4.50% contingent deferred sales charge on any redemption less than two years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total return quoted reflects all applicable contingent deferred sales charges.



Hibernia Total Return Bond Fund

Annual Report/12-month period from September 1, 1998 through August 31, 1999


Q

What are your comments on the environment that produced flat returns for the year for the bond market across the board?

A

The surprising strength in the domestic economy in conjunction with the upturn in global economic activity has ignited inflation worries among investors and the Fed. The Fed initiated a series of short term interest rate increases to proactively slow the economy in an effort to prolong the current economic expansion.

Q

While its total return was flat, how did the fund do in terms of its income stream?

A

Hibernia Total Return Bond Fund shareholders experienced an income return of 5.71% for the fiscal year ended August 31, 1999.

Q

What factors will have the greatest influence on the bond market as we enter the year 2000?

A

Looking ahead, the Fed with its fixation on inflation and employment data will likely be the major factor moving the fixed income markets. The Fed will continue to nudge interest rates higher until evidence of a moderating economy surfaces.



Hibernia Total Return Bond Fund

         Growth of $10,000 Invested in Hibernia Total Return Bond Fund

  The graph below illustrates the hypothetical investment of $10,000 in the Hibernia Total Return Bond Fund (the "Fund") from November 2, 1992 (start of performance) to August 31, 1999, compared to the Salomon Brothers Broad Investment Grade Bond Index ("SBBIGBI").+

                               [Chart goes here]

                     AVERAGE ANNUAL TOTAL RETURN** FOR THE
                         PERIOD ENDED AUGUST 31, 1999
    1 Year...........................................................(3.05%)
    5 Years...........................................................5.53%
    Start of Performance (11/2/92)....................................5.18%



Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+ The SBBIGBI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on November 2, 1992. Effective May 1, 1994, the maximum sales charge has been reduced to 3.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The SBBIGBI has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total returns reflect the current 3.00% sales charge.



Hibernia U.S. Government Income Fund

Annual Report/12-month period from September 1, 1998 through August 31, 1999


Q

What is your review of the continued weak environment for bond returns during the fund's fiscal year?

A

Bond yields experienced a sharp reversal over the last 12 months, ending a long period of falling yields. Concerns about the threat of rising inflation and uncertainty about U.S. Federal Reserve Bank policy in the face of this inflation threat, caused yields to back up almost 150 basis points over the reporting period ending August 31, 1999.

Q

On a total return and income basis, how did Hibernia U.S. Government Income Fund perform?

A

For the fiscal year, the fund had an income return of 5.43%, and a total return of 0.41%*.

Q

Do the signs appear to point toward a more positive bond environment as we approach the year 2000? How have you structured the fund's mix of mortgage-backed securities, Treasuries and agencies?

A

While there is still some uncertainty about the short-term future direction of Fed policy, inflation has not yet proven to be a real problem. The improvement in productivity on a global basis, which has been driven by the technology revolution, has helped to keep a lid on inflationary pressures in the face of generations-low unemployment levels. This productivity boom should continue, which should help bond prices recover and interest rates to decline.

*Performance quoted represents past performance and is not indicative of future results. Investment return and principal will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return quoted above is based on net asset value and does not reflect the maximum sales charge. The total return based on the maximum sales charge for the 12-month reporting period is (2.61%).



Hibernia U.S. Government Income Fund

      Growth of $10,000 Invested in Hibernia U.S. Government Income Fund

  The graph below illustrates the hypothetical investment of $10,000 in the Hibernia U.S. Government Income Fund (the "Fund") from August 31, 1989 to August 31, 1999, compared to the Salomon Brothers Medium Term Broad Index ("SBMTBI").+

                               [Chart goes here]

                     AVERAGE ANNUAL TOTAL RETURN** FOR THE
                         PERIOD ENDED AUGUST 31, 1999
    1 Year...........................................................(2.61%)
    5 Years...........................................................5.65%
    10 Years..........................................................6.57%


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+ The SBMTBI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on October 14, 1988 (start of performance). Effective October 31, 1993, the maximum sales charge has been reduced to 3.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The SBMTBI has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total returns reflect the current 3.00% sales charge.



Hibernia Cash Reserve Fund

Annual Report/12-month period from September 1, 1998 through August 31, 1999


Q

What is your overview of the interest rate environment during the fund's fiscal year, which saw the Federal Reserve Board reverse policy and go from a series of interest rate "easings," or cuts, to "tightenings" or increases?

A

The Federal Reserve began fighting potentially higher inflation in the summer of 1999, raising the federal funds target rate twice for a total of 50 basis points. This was in contrast to the begining of the fund's fiscal year which saw the Fed lower the target three times for a total of 75 basis points.

Q

As a result, where did the 7-day net yield of Hibernia Cash Reserve Fund stand at the beginning and end of the reporting period?

A

The yield on August 31, 1998 was 4.71% (A shares). On August 31, 1999 the yield was 4.32% (A shares), and 3.55% (B shares).*

Q

What was your strategy in terms of the fund's portfolio mix and average maturity during the period?

A

The portfolio has been broadly diversified across security types with a heavy reliance on commercial paper. The average maturity typically has been approximately 30 days.

Q

What factors will have the greatest impact on rates as we enter a new year?

A

Of course, Fed policy is first on everyone's mind. At the most recent FOMC meeting, the announced bias was toward tightening.

*Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.



Hibernia U.S. Treasury Money Market Fund

Annual Report/12-month period from September 1, 1998 through August 31, 1999


Q

What is your overview of the interest rate environment during the fund's fiscal year, which saw the Fed reverse policy and go from a series of interest rate "easings," or cuts, to "tightenings"or increases?

A

The Fed began fighting potentially higher inflation in the summer of 1999, raising the fed funds target rate twice for a total of 50 basis points. This was in contrast to the beginning of the fund's fiscal year which saw the Fed lower the target three times for a total of 75 basis points.

Q

As a result, where did the 7-day net yield of Hibernia U.S. Treasury Money Market Fund stand at the beginning and end of the reporting period?

A

The yield on August 31, 1998 was 4.78%. On August 31, 1999, the yield was
4.27%.*

Q

How have you structured the fund's portfolio in terms of holdings and average maturity?

A

The fund, of course, invests solely in direct or indirect U.S. Treasury securities, balanced between overnight investments to longer term ones. The current average maturity is 25 days.

Q

What factors will have the greatest impact on rates as we enter a new year?

A

Of course, Fed policy is first on everyone's mind. At the most recent FOMC meeting, the announced bias was toward tightening.

*Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.



Portfolio of Investments

Hibernia Funds
August 31, 1999

CAPITAL APPRECIATION FUND

Shares                                                                                Value
                                 COMMON STOCKS--98.3%
                               Commercial Services--2.3%
             58,000  McGraw-Hill Cos., Inc.                            $             2,997,875
             15,500  Omnicom Group, Inc.                                             1,168,313
            130,000  Sysco Corp.                                                     4,241,250
                     Total                                                           8,407,438
                     Consumer Durables--1.3%
             57,430  Ford Motor Co.                                                  2,993,539
             27,600  Maytag Corp.                                                    1,728,450
                     Total                                                           4,721,989
                     Consumer Non-Durables--5.6%
             26,800  Anheuser-Busch Cos., Inc.                                       2,063,600
             78,800  Coca-Cola Co.                                                   4,713,225
             42,000  Kimberly-Clark Corp.                                            2,391,375
             52,500  PepsiCo, Inc.                                                   1,791,563
             65,000  Philip Morris Cos., Inc.                                        2,433,438
             50,000  Procter & Gamble Co.                                            4,962,500
             28,000  Quaker Oats Co.                                                 1,870,750
             19,700  V.F. Corp.                                                        709,200
                     Total                                                          20,935,651
                     Consumer Services--4.2%
             31,700  CBS Corp.                                                       1,489,900
             44,500  Hertz Corp., Class A                                            1,793,906
             79,600  Time Warner, Inc.                                               4,721,275
             71,000  (1) Tricon Global Restaurants, Inc.                             2,884,375
            115,200  (1) Viacom, Inc., Class B                                       4,845,600
                     Total                                                          15,735,056
                     Electronic Technology--17.7%
             78,300  (1) Applied Materials, Inc.                                     5,564,194
            131,960  (1) Cisco Systems, Inc.                                         8,948,537
             81,800  (1) EMC Corp. Mass                                              4,908,000
             48,800  Hewlett-Packard Co.                                             5,142,300
            111,600  Intel Corp.                                                     9,172,125
             81,400  International Business machines corp.                           10,139,387
            141,800  Lucent Technologies, Inc.                                       9,084,062
             19,200  Motorola, Inc.                                                  1,771,200
             28,800  Texas Instruments, Inc.                                         2,363,400
             94,400  (1) Unisys Corp.                                                4,059,200
             66,200  United Technologies Corp.                                       4,377,475
                     Total                                                          65,529,880
                     Energy Minerals--7.0%
             23,200  Atlantic Richfield Co.                                          2,040,150
             73,385  BP Amoco PLC, ADR                                               8,228,293
             89,150  Exxon Corp.                                                     7,031,706
             37,800  Mobil Corp.                                                     3,869,775
             38,700  Royal Dutch Petroleum Co., ADR                                  2,394,563
             18,600  Texaco, Inc.                                                    1,181,100
             44,800  USX Corp.                                                       1,394,400
                     Total                                                          26,139,987
                     Finance--12.9%
             65,500  Allstate Corp.                                                  2,149,219
             58,200  AMBAC                                                           3,073,687
             76,100  Chase Manhattan Corp.                                           6,368,619
            184,125  Citigroup, Inc.                                                 8,182,055
             55,400  Equitable Cos., Inc.                                            3,420,950
            151,650  Fleet Financial Group, Inc.                                     6,037,566
             39,500  Lehman Brothers Holdings, Inc.                                  2,123,125
             31,000  Marsh & McLennan Cos., Inc.                                     2,257,187
             54,600  Morgan, J.P. & Co., Inc.                                        7,053,638
              7,400  Morgan Stanley, Dean Witter & Co.                                 635,013
             60,000  Providian Financial Corp.                                       4,657,500
             47,500  Wells Fargo Co.                                                 1,891,094
                     Total                                                          47,849,653
                     Health Technology--10.6%
             89,400  Abbott Laboratories                                             3,877,725
             78,400  (1) Amgen, Inc.                                                 6,521,900
             72,000  (1) Biogen, Inc.                                                5,526,000
             44,500  Bristol-Myers Squibb Co.                                        3,131,687
             45,600  Johnson & Johnson                                               4,662,600
             39,200  Merck & Co., Inc.                                               2,633,750
            113,400  Pfizer, Inc.                                                    4,280,850
            163,800  Schering Plough Corp.                                           8,609,738
                     Total                                                          39,244,250
                     Industrial Services--0.7%
             40,700  Schlumberger Ltd.                                               2,716,725
                     Non-Energy Minerals--1.1%
             66,000  Alcoa, Inc.                                                     4,261,125
                     Process Industries--2.7%
             59,775  Ball Corp.                                                      2,686,139
             22,900  Dow Chemical Co.                                                2,602,012
            149,200  Solutia, Inc.                                                   2,984,000
             20,000  Textron, Inc.                                                   1,615,000
                     Total                                                           9,887,151
                     Producer Manufacturing--7.0%
             24,200  Avery Dennison Corp.                                            1,327,975
             15,700  Emerson Electric Co.                                              983,212
            127,300  General Electric Co.                                           14,297,381
             52,900  Ingersoll-Rand Co.                                              3,365,762
             59,800  Tyco International Ltd.                                         6,058,488
                     Total                                                          26,032,818
                     Retail Trade--5.8%
             80,600  (1) Federated Department Stores, Inc.                           3,707,600
             29,062  Gap (The), Inc.                                                 1,137,051
             69,550  (1) Safeway, Inc.                                               3,238,422
            203,600  TJX Cos., Inc.                                                  5,878,950
            173,400  Wal-Mart Stores, Inc.                                           7,683,788
                     Total                                                          21,645,811
                     Technology Services--8.1%
             59,300  Adobe System, Inc.                                              5,907,762
             33,200  (1) America Online, Inc.                                        3,031,575
             30,400  General Motors Corp.                                            2,010,200
            206,200  (1) Microsoft Corp.                                            19,086,388
                     Total                                                          30,035,925
                     Transportation--0.8%
             14,100  (1) UAL Corp.                                                     913,856
             43,000  Union Pacific Corp.                                             2,093,563
                     Total                                                           3,007,419
Shares or Principal Amount                                                       Value
                     Utilities--10.5%
            118,200  AT&T Corp.                                        $             5,319,000
             47,500  Ameritech Corp.                                                 2,998,437
             67,600  Bell Atlantic Corp.                                             4,140,500
            139,000  BellSouth Corp.                                                 6,289,750
             44,000  Coastal Corp.                                                   1,905,750
             65,800  DTE Energy Co.                                                  2,594,987
            179,700  Edison International                                            4,559,887
             79,700  GTE Corp.                                                       5,469,412
            116,800  SBC Communications, Inc.                                        5,606,400
                     Total                                                          38,884,123
                     TOTAL COMMON STOCKS (identified cost                          365,035,001
                     $231,048,262)
                     (2) REPURCHASE AGREEMENT--1.8%
$         6,712,000  State Street Corp., 5.36%, dated 8/31/1999,                     6,712,000
                     due 9/1/1999 (at amortized cost)
                     TOTAL INVESTMENTS (identified cost                $           371,747,001
                     $237,760,262)

LOUISIANA MUNICIPAL INCOME FUND

Principal
Amount                                                            Credit
                                                                 Rating(4)              Value
                    LONG-TERM MUNICIPALS--99.9%
                    Colorado--0.5%
$          445,000  Colorado Health Facilities                   AAA              $              490,083
                    Authority, Revenue Bonds, 7.125%
                    (Rose Medical Center Project),
                    9/1/2008
                    Florida--0.9%
           655,000  Florida State Board of Education             AAA                             663,469
                    Administration, GO UT Refunding
                    Bonds, 6.10%, 6/1/2000
           145,000  Florida State Board of Education             AA+                             146,734
                    Administration, GO UT Refunding
                    Bonds, 6.10%, 6/1/2000
                    Total                                                                        810,203
                    Louisiana97.8%
           500,000  Alexandria, LA Utilities Revenue,            AAA                             504,640
                    Revenue Bonds, 5.25% (FGIC
                    INS)/(Original Issue Yield: 5.70%),
                    5/1/2010
         1,000,000  Baton Rouge, LA, Revenue Refunding           AAA                           1,001,120
                    Bonds, 5.00% (FGIC INS), 8/1/2009
         1,000,000  Bossier City, LA, Revenue Bonds,             AAA                             923,800
                    5.00% (FGIC INS), 12/1/2019
           500,000  Bossier City, LA, Revenue Refunding          AAA                             487,725
                    Bonds, 5.20% (FGIC INS)/(Original
                    Issue Yield: 5.35%), 11/1/2014
         1,500,000  East Baton Rouge Parish, LA,                 AAA                           1,462,200
                    Revenue Refunding Bonds, 5.40%
                    (FGIC INS)/(Original Issue Yield:
                    5.85%), 2/1/2018
         1,250,000  East Baton Rouge Parish, LA,                 AAA                           1,281,912
                    Revenue Refunding Bonds, (Series
                    ST), 5.90% (FGIC INS), 2/1/2017
           930,000  East Baton Rouge Parish, LA, Sales           AAA                             887,676
                    & Use Tax Revenue Bonds (Series
                    ST-A), 4.80% (FGIC INS)/(Original
                    Issue Yield: 5.15%), 2/1/2011
           500,000  East Baton Rouge Parish, LA, Sales           AAA                             477,430
                    and Use Tax Revenue Bonds (Series
                    ST), 5.20% (FSA INS)/ (Original
                    Issue Yield: 5.65%), 2/1/2017
           170,000  East Baton Rouge, LA Mortgage                Aaa                             174,974
                    Finance Authority, Revenue Bonds,
                    7.625% (GNMA COL), 8/1/2008
           290,000  East Baton Rouge, LA Mortgage                Aaa                             290,183
                    Finance Authority, Revenue
                    Refunding Bonds, 4.80% (GNMA COL),
                    10/1/2004
           465,000  East Baton Rouge, LA Mortgage                Aaa                             442,522
                    Finance Authority, SFM Purchasing
                    Revenue Bonds (Series B), 5.40%
                    (FNMA COL), 10/1/2025
         1,315,000  East Baton Rouge, LA Mortgage                Aaa                           1,355,594
                    Finance Authority, SFM Revenue
                    Refunding Bonds (Series B), 7.40%
                    (GNMA COL), 8/1/2012
           350,000  East Baton Rouge, LA Mortgage                Aaa                             362,687
                    Finance Authority, SFM Revenue
                    Refunding Bonds (Series C), 7.00%,
                    4/1/2032
         1,000,000  Ernest N Morial-New Orleans, LA              AAA                             992,390
                    Exhibit Hall Authority, Special Tax
                    Refunding Bonds (Series C), 5.50%
                    (MBIA INS)/(Original Issue Yield:
                    5.58%), 7/15/2018
         1,200,000  Ernest N Morial-New Orleans, LA              AAA                           1,182,972
                    Exhibit Hall Authority, Special Tax
                    Refunding Bonds (Series C), 5.60%
                    (MBIA INS)/(Original Issue Yield:
                    5.65%), 7/15/2025
         1,450,000  Greater New Orleans Expressway               AAA                           1,505,506
                    Commission, LA, Revenue Refunding
                    Bonds, 6.00% (Louisiana
                    Expresssway)/(MBIA INS)/(Original
                    Issue Yield: 6.55%), 11/1/2016
         1,000,000  Jefferson Parish LA Hospital                 AAA                           1,003,590
                    Service District No. 2, Revenue
                    Refunding Bonds, 5.75% (MBIA INS)/
                    (Original Issue Yield: 6.05%),
                    7/1/2016
         2,000,000  Jefferson Parish, LA Home Mortgage           AAA                           2,048,960
                    Authority, Revenue Refunding Bonds
                    (Series A), 6.15% (FNMA and GNMA
                    COLs), 6/1/2028
           500,000  Jefferson Parish, LA Home Mortgage           AAA                             496,485
                    Authority, Revenue Bonds, 5.85%
                    (FNMA and GNMA LOCs), 12/1/2028
         1,000,000  Jefferson Parish, LA School Board,           AAA                             577,970
                    GO UT Bonds, 5.10% accrual (FSA
                    INS)/(Original Issue Yield: 5.10%),
                    3/1/2010
           200,000  Jefferson Parish, LA School Board,           AAA                             201,152
                    Revenue Bonds, 5.00% (AMBAC INS),
                    2/1/2008
           145,000  Jefferson, LA Housing Development            AAA                             152,380
                    Corp., Multifamily Revenue
                    Refunding Bonds (Series A), 7.375%
                    (Concordia Project)/ (FNMA COL)/
                    (Original Issue Yield: 7.544%),
                    8/1/2005
         1,000,000  Lafayette Parish, LA School Board,           AAA                             899,990
                    Revenue Bonds, 4.60% (FGIC INS),
                    4/1/2014
         1,000,000  Lafayette Parish, LA School Board,           AAA                             868,150
                    Revenue Bonds, 4.60% (FGIC INS),
                    4/1/2018
           500,000  Lafayette Parish, LA School Board,           AAA                             436,635
                    Revenue Bonds, 4.60% (FGIC
                    INS)/(Original Issue Yield: 5.05%),
                    4/1/2017
           500,000  Lafayette, LA Public Power                   AAA                             506,730
                    Authority, Revenue Refunding Bonds,
                    5.50% (AMBAC INS), 11/1/2010
           500,000  Lafayette, LA Public Power                   AAA                             504,675
                    Authority, Revenue Refunding Bonds,
                    5.50% (AMBAC INS), 11/1/2011
           260,000  Lafayette, LA Public Power                   AAA                             262,335
                    Authority, Revenue Refunding Bonds,
                    5.50% (AMBAC INS), 11/1/2012
           250,000  Lafayette, LA, Public Improvement            AAA                             255,765
                    Sales Tax Revenue Bonds, 5.50%
                    (FGIC INS)/(Original Issue Yield:
                    5.60%), 3/1/2009
         1,650,000  Louisiana HFA, Multifamily Housing           Aaa                           1,689,633
                    Revenue Refunding Bonds (Series A),
                    6.10% (Woodward Wright Apartments
                    Project)/ (GNMA COL), 12/20/2018
           350,000  Louisiana HFA, Multifamily Housing           Aaa                             359,604
                    Revenue Refunding Bonds, 5.85%
                    (Woodward Wright Apartments
                    Project)/ (GNMA COL), 12/20/2008
         1,000,000  Louisiana HFA, Multifamily Housing           Aaa                           1,023,940
                    Revenue Refunding Bonds, 6.20%
                    (Woodward Wright Apartments
                    Project)/ (GNMA COL), 6/20/2028
         1,000,000  Louisiana HFA, Revenue Bond, 7.10%           AAA                           1,057,270
                    (Villa Maria Retirement
                    Center)/(GNMA COL), 1/20/2035
           435,000  Louisiana HFA, SFM Revenue Bonds             Aaa                             451,239
                    (Series A-2), 6.55%, 12/1/2026
           500,000  Louisiana PFA, Hospital Revenue              AAA                             518,675
                    Bonds, 5.70% (Woman's Hospital
                    Foundation)/(FGIC INS)/(Original
                    Issue Yield: 5.80%), 10/1/2008
           500,000  Louisiana PFA, Hospital Revenue              AAA                             538,920
                    Refunding Bonds, 6.40% (Lafayette
                    General Medical Center
                    Project)/(FSA INS)/ (Original Issue
                    Yield: 6.53%), 10/1/2012
         2,045,000  Louisiana PFA, Multifamily Housing           AAA                           2,172,035
                    Revenue Bonds (Series A), 7.50%
                    (Federal Home Loan Mortgage Corp.
                    COL), 6/1/2021
           800,000  Louisiana PFA, Refunding Revenue             AAA                             713,896
                    Bonds, 5.00% (AMBAC INS)/(Original
                    Issue Yield: 5.30%), 2/1/2028
           500,000  Louisiana PFA, Refunding Revenue             AAA                             514,435
                    Bonds, 5.75% (Alton Ochsner Medical
                    Foundation)/(MBIA INS)/(Original
                    Issue Yield: 6.636%), 5/15/2011
         1,000,000  Louisiana PFA, Revenue Bond, 5.25%           AAA                             934,110
                    (Xavier University of LA
                    Project)/(MBIA INS), 9/1/2027
           750,000  Louisiana PFA, Revenue Bond, 6.00%           AAA                             785,280
                    (General Health, Inc.)/(MBIA
                    INS)/(Original Issue Yield: 6.15%),
                    11/1/2012
           500,000  Louisiana PFA, Revenue Bonds, 5.10%          AAA                             460,955
                    (Tulane University, LA)/(MBIA
                    INS)/(Original Issue Yield: 5.27%),
                    11/15/2021
         1,890,000  Louisiana PFA, Revenue Refunding             AAA                           1,978,565
                    Bonds (Series A), 6.75% (Bethany
                    Home Project)/(FHA LOC), 8/1/2025
           350,000  Louisiana PFA, Revenue Refunding             AAA                             370,548
                    Bonds (Series B), 6.50% (Alton
                    Ochsner Medical Foundation)/(MBIA
                    INS)/(Original Issue Yield:
                    6.743%), 5/15/2022
         1,000,000  Louisiana PFA, Revenue Refunding             NR                              999,850
                    Bonds, 5.45% (AMBAC INS)/ (Original
                    Issue Yield: 5.45%), 2/1/2013
           830,000  Louisiana PFA, Revenue Refunding             NR                              848,218
                    Bonds, 6.20% (Guaranteed Student
                    Loans GTD), 3/1/2001
           385,000  Louisiana PFA, Student Loan                  NR                              404,196
                    Refunding Revenue Bonds (Series
                    A-2), 6.75% (Student Loans GTD),
                    9/1/2006
           260,000  Louisiana PFA, Student Opportunity           AAA                             274,503
                    Loans Revenue Bonds (Series A),
                    6.80% (FSA INS), 1/1/2006
           255,000  Louisiana PFA, Student Opportunity           AAA                             269,326
                    Loans Revenue Bonds (Series A),
                    6.85% (FSA INS COL), 1/1/2009
           215,000  Louisiana Public Facilities                  AAA                             203,841
                    Authority Hospital Revenue, Revenue
                    Refunding Bonds, 5.00% (Louisiana
                    Health System Coporate
                    Project)/(FSA INS LOC)/(Original
                    Issue Yield: 5.10%), 10/1/2013
         1,000,000  Louisiana Public Facilities                  AAA                             909,110
                    Authority Hospital Revenue, Revenue
                    Bond, 5.00% (Franciscan
                    Missionaries of Our Lady Health
                    System)/ (MBIA INS)/(Original Issue
                    Yield: 5.00%), 7/1/2019
         3,000,000  Louisiana Stadium and Expo                   AAA                           2,684,550
                    District, (Series B) Refunding
                    Revenue Bonds, 5.00% (FGIC
                    INS)/(Original Issue Yield: 5.09%),
                    7/1/2026
           500,000  Louisiana Stadium and Expo                   AAA                             539,940
                    District, Hotel Occupancy Tax and
                    Stadium Revenue Refunding Bonds
                    (Series A), 6.00% (FGIC INS),
                    7/1/2016
         2,155,000  Louisiana Stadium and Expo                   AAA                           2,331,064
                    District, Hotel Occupancy Tax and
                    Revenue Refunding Bonds (Series A),
                    6.00% (FGIC INS)/(Original Issue
                    Yield: 6.10%), 7/1/2024
         3,500,000  Louisiana Stadium and Expo                   AAA                           3,766,595
                    District, Revenue Bonds, 5.75%
                    (FGIC INS)/(Original Issue Yield:
                    5.85%), 7/1/2026
         3,500,000  Louisiana State Office Facilities,           AAA                           3,389,120
                    Revenue Bonds, 5.375% (MBIA
                    INS)/(Original Issue Yield: 5.43%),
                    3/1/2019
         5,000,000  Louisiana State University and               AAA                           4,859,600
                    Agricultural and Mechanical
                    College, Revenue Bonds, 5.50% (MBIA
                    INS)/(Original Issue Yield: 5.80%),
                    7/1/2026
         1,565,000  Louisiana State University and               AAA                           1,584,688
                    Agricultural and Mechanical
                    College, Revenue Bonds, 5.75% (FGIC
                    INS)/(Original Issue Yield:
                    6.043%), 7/1/2014
         1,250,000  Louisiana State University and                                             1,109,138
                    Agricultural and Mechanical
                    College, University & College
                    Improvement Revenue Refunding
                    Bonds, 5.00% (University of New
                    Orleans Project)/ (AMBAC INS),
                    10/1/2030
         1,000,000  Louisiana State, GO UT Bonds                 AAA                             926,200
                    (Series B), 5.00% (FSA
                    INS)/(Original Issue Yield: 5.17%),
                    4/15/2018
           250,000  Monroe, LA School District, Special          AAA                             253,983
                    School District, GO UT Bonds, 5.35%
                    (FGIC INS)/ (Original Issue Yield:
                    5.75%), 3/1/2009
           525,000  Monroe-Brentwood, LA Housing                 Aaa                             534,875
                    Development Corp., Multifamily
                    Housing Mortgage Revenue Refunding
                    Bonds, 6.50% (FNMA COL), 2/1/2010
         1,020,000  Monroe-Brentwood, LA Housing                 Aaa                           1,035,994
                    Development Corp., Multifamily
                    Housing Mortgage Revenue Refunding
                    Bonds, 6.70% (FNMA COL), 8/1/2021
         2,000,000  New Orleans, LA Audubon Park, GO LT          AAA                           2,081,900
                    Bonds, 6.00% (FGIC INS)/(Original
                    Issue Yield: 6.25%), 10/1/2013
         1,250,000  New Orleans, LA Home Mortgage                NR                            1,294,550
                    Authority, SFM Revenue Bonds
                    (Series A), 6.65% (GNMA COL),
                    9/1/2008
           100,000  New Orleans, LA Home Mortgage                Aaa                              98,371
                    Authority, SFM Revenue Bonds, 5.35%
                    (FNMA and GNMA COLs), 12/1/2020
         1,000,000  New Orleans, LA Home Mortgage                AAA                           1,091,920
                    Authority, Special Obligation
                    Revenue Bonds, 6.25% (United States
                    Treasury COL)/(Original Issue
                    Yield: 6.517%), 1/15/2011
           205,000  New Orleans, LA Housing Development          AAA                             216,068
                    Corp., Multifamily Housing Revenue
                    Refunding Bonds, 7.375% (FNMA COL)/
                    (Original Issue Yield: 7.544%),
                    8/1/2005
           730,000  New Orleans, LA Housing Development          AAA                             766,274
                    Corp., Multifamily Housing Revenue
                    Bonds, 7.375% (Southwood Patio FNMA
                    COL)/(Original Issue Yield:
                    7.544%), 8/1/2005
         1,900,000  New Orleans, LA, GO Refunding Bond,          AAA                           1,963,004
                    6.20% (AMBAC INS)/ (Original Issue
                    Yield: 6.30%), 10/1/2021
         4,750,000  New Orleans, LA, GO UT Capital               AAA                           2,207,230
                    Appreciation Bonds (AMBAC INS)/
                    (Original Issue Yield: 7.10%),
                    9/1/2013
           980,000  New Orleans, LA, GO UT Refunding             AAA                           1,029,382
                    Bonds, 5.875% (AMBAC INS)/
                    (Original Issue Yield: 6.00%),
                    10/1/2011
             6,000  New Orleans, LA, GO UT Refunding             AAA                               6,406
                    Bonds, 7.30% (AMBAC INS)/ (Original
                    Issue Yield: 7.35%), 12/1/2001
         2,000,000  New Orleans, LA, Revenue Refunding           AAA                           1,927,560
                    Bonds (Series B), 5.00% (FSA
                    INS)/(Original Issue Yield: 5.10%),
                    12/1/2012
           500,000  Orleans Parish, LA Parishwide                Aaa                             462,500
                    School District, GO UT, 5.125%
                    (MBIA INS)/(Original Issue Yield:
                    5.35%), 9/1/2021
         1,000,000  Orleans, LA Levee District, Revenue          AAA                           1,036,810
                    Refunding Bonds (Series A), 5.95%
                    (FSA INS)/(Original Issue Yield:
                    6.039%), 11/1/2014
         2,500,000  Rapides Parish, LA Industrial                AAA                           2,496,500
                    Development, Revenue Refunding
                    Bonds, 5.875% (AMBAC INS)/
                    (Original Issue Yield: 5.95%),
                    9/1/2029
         1,000,000  Shreveport, LA, GO UT Public                 AAA                             935,200
                    Improvement Bonds, 5.00%, 3/1/2017
           750,000  Shreveport, LA, Revenue Bonds                AAA                             700,432
                    (Series A), 5.375% (FSA INS),
                    1/1/2028
           500,000  Shreveport, LA, Revenue Bonds                AAA                             470,265
                    (Series B), 5.375% (FSA INS),
                    1/1/2024
           750,000  Shreveport, LA, Water & Sewer,               AAA                             785,258
                    Revenue Bonds (Series A), 5.95%
                    (FGIC INS), 12/1/2014
           535,000  St. Charles Parish School Board,             AAA                             477,199
                    School Improvement Revenue Bonds,
                    4.75% (AMBAC INS), 2/1/2018
         1,485,000  St. Charles Parish, LA Consolidated          AAA                           1,583,203
                    Waterworks and Wastewater District
                    No. 1, Utility Revenue Refunding
                    Bonds, 7.15% (MBIA INS), 7/1/2016
         1,000,000  St. Charles Parish, LA Public                AAA                           1,015,640
                    Improvement, UT GO Refunding Bonds
                    (Series ST-96), 5.25% (MBIA INS)/
                    (Original Issue Yield: 5.45%),
                    12/1/2009
           500,000  St. Charles Parish, LA,                      AAA                             498,355
                    Environmental Improvement Revenue
                    Bonds, 5.95% (LA Power & Light
                    Co.)/ (FSA INS)/(Original Issue
                    Yield: 5.986%), 12/1/2023
         1,000,000  St. Charles Parish, LA, Solid Waste          AAA                           1,080,790
                    Disposal Revenue Bonds, 7.00% (LA
                    Power & Light Co.)/(AMBAC INS)/
                    (Original Issue Yield: 7.04%),
                    12/1/2022
         1,000,000  St. James Parish, LA, GO UT, 5.50%           AAA                           1,006,130
                    (AMBAC INS), 3/1/2012
           400,000  St. Tammany Parish, LA Hospital              AAA                             422,760
                    Service District No. 2, Hospital
                    Revenue Refunding Bonds, 6.125%
                    (Connie Lee LOC)/(Original Issue
                    Yield: 6.315%), 10/1/2011
         1,000,000  St. Tammany Parish, LA Hospital              AAA                           1,067,980
                    Service District No. 2, Revenue
                    Bonds, 6.25% (Connie Lee
                    LOC)/(Original Issue Yield: 6.40%),
                    10/1/2014


Principal
Amount                                                            Credit
or Shares                                                        Rating(4)              Value
$          500,000  St. Tammany Parish, LA Wide School           AAA              $              498,575
                    District No. 12, GO UT Bonds,
                    5.375% (FSA INS), 3/1/2013
           500,000  State Colleges & Universities, LA,           AAA                             496,235
                    Revenue Bonds, 5.65% (University of
                    Southwestern, LA)/ (MBIA INS),
                    9/1/2026
         1,000,000  University of Louisiana, Revenue             AAA                             914,350
                    Bonds, 5.10% (AMBAC INS)/ (Original
                    Issue Yield: 5.20%), 4/1/2024
                    Total                                                                     90,672,891
                    Puerto Rico--0.7%
           600,000  Puerto Rico Municipal Finance                AAA                             631,596
                    Agency, Revenue Bonds (Series A),
                    6.00% (FSA INS)/ (Original Issue
                    Yield: 6.30%), 7/1/2014
                    TOTAL LONG-TERM MUNICIPALS (3)                                            92,604,773
                    (identified cost $91,183,833)
                    MUTUAL FUND--3.5%
         3,233,908  Federated Tax-Free Obligations Fund                                        3,233,908
                    (at net asset value)
                    TOTAL INVESTMENTS (identified cost                            $           95,838,681
                    $94,417,741)

MID CAP EQUITY FUND

Shares                                                                       Value
                     COMMON STOCKS--90.9%
                     Commercial Services--3.5%
              9,100  (1) ACNielsen Corp.                                  $           227,500
              1,750  Cintas Corp.                                                      89,906
              1,000  McGraw-Hill Cos., Inc.                                            51,688
              6,000  Paychex, Inc.                                                    176,625
              7,590  (1) U.S. Foodservice, Inc.                                       157,967
                     Total                                                            703,686
                     Consumer Durables--2.5%
              3,600  Centex Corp.                                                     101,250
              4,750  Harley Davidson, Inc.                                            258,875
              2,500  Maytag Corp.                                                     156,563
                     Total                                                            516,688
                     Consumer Non-Durables--4.0%
                980  Church and Dwight, Inc.                                           45,570
              1,100  Coors Adolph Co., Class B                                         62,769
              3,625  Dial Corp.                                                       100,594
              4,740  Hormel Foods Corp.                                               190,785
              4,360  IBP, Inc.                                                        100,007
              7,070  (1) Jones Apparel Group, Inc.                                    183,378
              2,475  (1) Ralcorp Holdings, Inc.                                        40,528
              2,520  (1) Tommy Hilfiger Corp.                                          85,522
                     Total                                                            809,153
                     Consumer Services--2.6%
                785  (1) Cox Communications, Inc., Class A                             29,207
              2,700  (1) Papa Johns International, Inc.                               107,325
              2,100  Pixar, Inc.                                                       71,531
             10,780  Ruby Tuesday, Inc.                                               195,388
              3,000  (1) Scholastic Corp.                                             118,875
                     Total                                                            522,326
                     Electronic Technology--17.3%
              5,400  (1) Altera Corp.                                                 227,475
              1,725  (1) Comverse Technology, Inc.                                    134,550
             10,440  Dell Computer Corp.                                              509,602
              5,700  (1) Jabil Circuit, Inc.                                          255,431
              2,600  (1) Lattice Semiconductor Corp.                                  160,225
              6,400  Linear Technology Corp.                                          402,800
              2,100  (1) Litton Industries, Inc.                                      134,400
              2,600  (1) Qualcomm, Inc.                                               499,688
              3,180  Rockwell International Corp.                                     188,018
              3,300  Symbol Technologies, Inc.                                        114,881
              2,455  United Technologies Corp.                                        162,337
             10,200  (1) Xilinx, Inc.                                                 713,363
                     Total                                                          3,502,770
                     Energy Minerals--0.9%
              2,300  Ashland, Inc.                                                     88,694
              1,800  Tosco Corp.                                                       45,900
              2,350  Valero Energy Corp.                                               49,938
                     Total                                                            184,532
                     Finance--11.4%
              3,100  Aflac, Inc.                                                      139,306
              1,270  AMBAC                                                             67,072
              3,157  American International Group,Inc.                                292,614
             12,663  Amsouth Bancorporation                                           277,003
              1,425  City National Corp.                                               47,292
              8,700  Dime Bancorp, Inc.                                               159,862
              5,600  E*Trade Group, Inc.                                              140,000
              3,125  Finova Group, Inc.                                               118,750
              8,200  First Tennessee National Corp.                                   262,400
              6,200  North Fork Bancorp, Inc.                                         112,375
              8,379  Old Kent Financial Corp.                                         330,971
              1,875  Old Republic International Corp.                                  29,063
              5,100  PaineWebber Group, Inc.                                          200,175
              2,300  Ryder Systems, Inc.                                               50,744
              1,695  XL Capital Ltd., Class A                                          85,280
                     Total                                                          2,312,907
                     Health Services--2.4%
              2,125  Bergen Brunswig Corp., Class A                                    32,805
              3,486  Cardinal Health, Inc.                                            222,232
              3,700  (1) PacifiCare Health Systems, Inc.                              222,000
                     Total                                                            477,037
                     Health Technology--7.4%
              3,885  Allergan, Inc.                                                   388,014
             10,760  Biogen, Inc.                                                     825,830
              2,500  (1) Elan Corp. Plc, ADR                                           80,156
              1,600  (1) Genzyme Corp.                                                 90,300
              3,360  (1) Watson Pharmaceuticals, Inc.                                 120,540
                     Total                                                          1,504,840
                     Industrial Services--0.8%
              1,300  BJ Services Co.                                                   44,525
              3,720  Transocean Offshore, Inc.                                        126,480
                     Total                                                            171,005
                     Non-Energy Minerals--1.3%
              1,600  Cleveland Cliffs, Inc.                                            51,300
              1,250  U.S.G. Corp.                                                      61,250
              3,480  Vulcan Materials Co.                                             148,335
                     Total                                                            260,885
                     Process Industries--3.2%
              3,300  Air Products & Chemicals, Inc.                                   112,200
              6,490  Albemarle Corp.                                                  112,358
              3,300  Ball Corp.                                                       148,294
              4,995  Cabot Corp.                                                      115,197
              2,930  Fort James Corp.                                                  94,492
              3,150  Solutia, Inc.                                                     63,000
                     Total                                                            645,541
                     Producer Manufacturing--6.9%
             10,320  American Power Conversion Corp.                                  181,245
              3,500  Arvin Industries, Inc.                                           125,125
              3,450  Cummins Engine Co., Inc.                                         204,412
              2,500  Danaher Corp.                                                    146,875
              2,100  Ingersoll-Rand Co.                                               133,612
              6,450  Lexmark Intl. Group, Class A                                     507,937
              3,360  Trinity Industries, Inc.                                         105,420
                     Total                                                          1,404,626
                     Retail Trade--7.3%
              2,750  Abercrombie & Fitch Co., Class A                                  95,906
              3,980  (1) Bed Bath & Beyond, Inc.                                      109,450
              8,100  Best Buy Co., Inc.                                               569,025
                950  Claire's Stores, Inc.                                             17,872
              3,037  Gap (The), Inc.                                                  118,823
              4,500  Ross Stores, Inc.                                                187,313
              1,000  (1) Safeway, Inc.                                                 46,563
              6,460  Tiffany & Co.                                                    341,573
                     Total                                                          1,486,525

Shares or
Principal
Amount                                                                               Value
                     Technology Services--6.1%
              3,400  Adobe System, Inc.                                   $           338,725
              6,140  (1) Citrix Systems, Inc.                                         349,980
             10,350  Rational Software Corp.                                          280,097
              4,000  (1) Siebel Systems, Inc.                                         274,750
                     Total                                                          1,243,552
                     Transportation--1.5%
              2,800  CNF Transportation, Inc.                                         109,025
              1,130  (1) UAL Corp.                                                     73,238
              2,300  USFreightways Corp.                                              111,550
                     Total                                                            293,813
                     Utilities--11.8%
              4,950  BEC Energy                                                       213,778
              3,634  Bell Atlantic Corp.                                              222,582
              7,390  CenturyTel, Inc.                                                 290,519
              3,500  Coastal Corp.                                                    151,594
              7,160  Conectiv, Inc.                                                   153,492
              3,350  DQE, Inc.                                                        129,603
             15,700  Energy East Corp.                                                392,500
             10,710  Montana Power Co.                                                331,341
              3,330  New England Electric System                                      173,784
              7,050  NiSource, Inc.                                                   167,438
              8,970  Questar Corp.                                                    169,309
                     Total                                                          2,395,940
                     TOTAL COMMON STOCKS (identified cost                          18,435,826
                     $15,070,613)
                     (2) REPURCHASE AGREEMENT--9.9%
$         2,008,000  State Street Corp., 5.36%, dated 8/31/1999, due                2,008,000
                     9/1/1999 (at amortized cost)
                     TOTAL INVESTMENTS (identified cost $17,078,613)      $        20,443,826

TOTAL RETURN BOND FUND

  Principal
   Amount                                                     Value
                       CORPORATE BONDS/ASSET BACKED
                       SECURITIES--30.9%
                       Automobile--1.3%
$           1,000,000  Ford Capital BV, Deb., 10.125%, 11/15/2000           $         1,042,840
                       Banking--1.8%
            1,500,000  Swiss Bank Corp. New York, Sub. Note, 7.25%,                   1,482,840
                       9/1/2006
                       Consumer Durables--2.5%
            2,000,000  Ford Motor Co., Note, 7.25%, 10/1/2008                         1,996,400
                       Consumer Non-Durables--1.8%
            1,500,000  Nabisco, Inc., Note, 6.375%, 2/1/2035                          1,416,720
                       Electronic Technology--0.6%
              500,000  International Business Machines Corp., Sr.                       472,745
                       Note, 5.25%, 12/1/2003
                       Energy Minerals--1.8%
            1,500,000  Enron Corp., Note, 6.40%, 7/15/2006                            1,409,040
                       Finance--6.1%
            1,250,000  American Express Co., Sr. Unsub., 6.75%,                       1,237,712
                       6/23/2004
              750,000  American General Finance Corp., Note, 8.00%,                     756,292
                       2/15/2000
            1,000,000  Bank America Corp., Sub. Note, 7.50%,                          1,019,560
                       10/15/2002
            1,000,000  General Electric Capital Corp., Medium Term                      994,750
                       Note, Series A, 6.15%, 11/5/2001
            1,000,000  Lehman Brothers, Inc., Bond, 6.50%, 4/15/2008                    927,470
                       Total                                                          4,935,784
                       Finance-Insurance--2.5%
            2,000,000  Old Republic International Corp., Deb.,                        1,963,000
                       7.00%, 6/15/2007
                       Process Industries--2.4%
            1,000,000  Du Pont (E.I.) de Nemours & Co., Note,                           996,800
                       6.50%, 9/1/2002
            1,000,000  Lubrizol Corp., 5.875%, 12/1/2008                                909,350
                       Total                                                          1,906,150
                       Retail Trade--6.3%
            3,000,000  Dayton-Hudson Corp., Note, 7.50%, 7/15/2006                    3,037,530
            2,000,000  Wal-Mart Stores, Inc., Unsecd. Note, 6.55%,                    1,996,780
                       8/10/2004
                       Total                                                          5,034,310
                       Technology Services--1.1%
            1,000,000  First Data Corp., Note, 5.80%, 12/15/2008                        902,820
                       Utilities--2.7%
            2,000,000  K N Energy, Inc., Deb., 9.625%, 8/1/2021                       2,165,000
                       TOTAL CORPORATE BONDS/ ASSET BACKED                           24,727,649
                       SECURITIES (identified cost $25,367,458)
                       GOVERNMENT AGENCIES--17.7%
                       Federal Home Loan Bank--0.7%
              550,000  7.01%, 6/14/2006                                                 560,268
                       (5) Federal National Mortgage
                       Association--0.0%
                1,028  Pool 1804, 11.00%, 4/1/2011                                        1,108
                2,325  Pool 34138, 11.00%, 4/1/2010                                       2,563
                4,279  Pool 76204, 11.00%, 6/1/2019                                       4,805
                8,859  Pool 85131, 11.00%, 5/1/2017                                       9,947
                       Total                                                             18,423
                       (5) Government National Mortgage Association
                       15-Year--0.7%
              569,596  Pool 420153, 7.00%, 9/15/2010                                    566,036
                       (5) Government National Mortgage Association
                       30-Year--16.3%
               22,322  Pool 147875, 10.00%, 3/15/2016                                    24,428
              109,038  Pool 168511, 8.00%, 7/15/2016                                    111,627
               85,263  Pool 174673, 8.00%, 8/15/2016                                     87,288
               33,371  Pool 177145, 8.00%, 1/15/2017                                     34,164
                5,467  Pool 188080, 8.00%, 9/15/2018                                      5,590
               68,938  Pool 212047, 8.00%, 5/15/2017                                     70,575
               59,688  Pool 212660, 8.00%, 4/15/2017                                     61,106
              119,471  Pool 216950, 8.00%, 6/15/2017                                    122,308
               86,804  Pool 217533, 8.00%, 5/15/2017                                     88,866
               31,120  Pool 225725, 10.00%, 9/15/2020                                    34,077
               65,229  Pool 227430, 9.00%, 8/15/2019                                     68,919
               42,253  Pool 253449, 10.00%, 10/15/2018                                   46,241
               45,438  Pool 279619, 10.00%, 9/15/2019                                    49,727
               30,181  Pool 279629, 9.00%, 10/15/2019                                    31,888
               40,128  Pool 283261, 9.00%, 11/15/2019                                    42,398
               97,341  Pool 287853, 9.00%, 4/15/2020                                    102,725
               15,821  Pool 288052, 10.00%, 7/15/2020                                    17,324
                7,462  Pool 288570, 10.00%, 8/15/2020                                     8,171
               18,029  Pool 288967, 9.00%, 4/15/2020                                     19,048
               65,203  Pool 288994, 9.00%, 5/15/2020                                     68,809
               30,745  Pool 289082, 9.00%, 4/15/2020                                     32,484
               36,630  Pool 291100, 9.00%, 5/15/2020                                     38,702
               43,629  Pool 292364, 10.00%, 9/15/2020                                    47,747
               14,845  Pool 296315, 10.00%, 9/15/2020                                    16,246
              320,633  Pool 302101, 7.00%, 6/15/2024                                    311,716
              316,398  Pool 345031, 7.00%, 10/15/2023                                   307,796
              352,062  Pool 345090, 7.00%, 11/15/2023                                   342,489
              170,675  Pool 360772, 7.00%, 2/15/2024                                    166,248
              352,473  Pool 382074, 7.00%, 9/15/2025                                    342,008
              112,949  Pool 404653, 7.00%, 9/15/2025                                    109,596
              334,688  Pool 408884, 7.00%, 9/15/2025                                    324,751
              490,474  Pool 410108, 7.00%, 9/15/2025                                    475,912
              255,651  Pool 410786, 7.00%, 9/15/2025                                    248,060
              525,404  Pool 415427, 7.50%, 8/15/2025                                    520,969
              374,940  Pool 415865, 7.00%, 9/15/2025                                    363,808
            1,008,554  Pool 418781, 7.00%, 9/15/2025                                    978,610
            1,061,827  Pool 420157, 7.00%, 10/15/2025                                 1,030,302
            2,337,567  Pool 453534, 7.50%, 10/15/2038                                 2,313,327
            4,050,292  Pool 780717, 7.00%, 2/15/2028                                  3,938,909
                       Total                                                         13,004,959
                       TOTAL GOVERNMENT AGENCIES (identified cost                    14,149,686
                       $14,462,519)
                       (3) LONG-TERM MUNICIPALS--6.5%
            1,175,000  Liberal, KS, GO UT (Series 2), 6.50% Bonds                     1,105,252
                       (FSA INS), 12/1/2010
            2,000,000  New Orleans, LA Aviation Board, Revenue                        1,913,240
                       Bonds, 7.10% Bonds (AMBAC INS), 10/1/2027
            1,480,000  New Orleans, LA, Refunding Revenue Bonds,                      1,476,389
                       6.00% Bonds (FSA INS), 12/1/2000
              360,000  Vail, CO Sales Tax Revenue, Refunding                            340,927
                       Revenue Bonds, 6.00% Bonds (MBIA LOC),
                       12/1/2006
              350,000  Vail, CO Sales Tax Revenue, Refunding                            329,588
                       Revenue Bonds, 6.05% Bonds (MBIA LOC),
                       12/1/2007
                       TOTAL LONGTERM MUNICIPALS (identified cost                     5,165,396
                       $5,350,180)
                       TREASURY SECURITIES--35.3%
                       U.S. Treasury Bonds--13.0%
            5,000,000  United States Treasury Bond, 6.00%, 2/15/2026                  4,754,850
            2,750,000  United States Treasury Bond, 6.125%,                           2,669,920
                       11/15/2027
            1,000,000  United States Treasury Bond, 7.50%,                            1,105,300
                       11/15/2016
            1,300,000  United States Treasury Bond, 12.50%,                           1,875,471
                       8/15/2014
                       Total                                                         10,405,541
                       U.S. Treasury Notes--22.3%
            1,000,000  United States Treasury Note, 6.625%,                           1,019,660
                       4/30/2002
            3,600,000  United States Treasury Note, 7.125%,                           3,632,688
                       2/29/2000
           11,500,000  United States Treasury Note, 7.50%, 5/15/2002                 11,976,215
            1,150,000  United States Treasury Note, 7.875%,                           1,156,681
                       11/15/1999
                       Total                                                         17,785,244
                       TOTAL TREASURY SECURITIES (identified cost                    28,190,785
                       $29,251,945)
                       (2) REPURCHASE AGREEMENT--9.3%
            7,405,000  State Street Corp., 5.36%, dated 8/31/1999,                    7,405,000
                       due 9/1/1999 (at amortized cost)
                       TOTAL INVESTMENTS (identified cost                   $        79,638,516
                       $81,837,102)


U.S. GOVERNMENT INCOME FUND

  Principal
   Amount                                                                              Value
                                LONG-TERM OBLIGATIONS--85.9%
                               Asset Backed Securities--2.9%
$           1,250,000  American Express Credit Account Master Trust         $           1,260,550
                       1996-1, Class A, 6.800%, 12/15/2003
              192,298  Premier Auto Trust 1995-4, Class A4, 6.575%,                       192,721
                       10/6/2000
              991,667  Sears Credit Account Master Trust 1995-2,                        1,008,029
                       Class A, 8.100%, 6/15/2004
                       Total                                                            2,461,300
                       Corporate Bonds--4.2%
            1,200,000  Bear Stearns Cos., Inc., 6.150%, 3/2/2004                        1,146,432
            1,500,000  General Motors Acceptance Corp., 5.910%,                         1,468,860
                       3/11/2002
            1,000,000  J.P. Morgan & Co., Inc., 6.000%, 1/15/2009                         908,700
                       Total                                                            3,523,992
                       Corporate Note--1.2%
            1,000,000  General Electric Capital Corp., 6.150%,                            994,750
                       11/5/2001
                       Federal Home Loan Bank--9.1%
            2,000,000  5.980%, 6/18/2008                                                1,868,060
            3,000,000  6.050%, 1/27/2006                                                2,854,140
            2,000,000  6.300%, 2/3/2009                                                 1,873,920
              850,000  7.010%, 6/14/2006                                                  865,870
              205,000  7.555%, 2/27/2002                                                  210,469
                       Total                                                            7,672,459
                       (5) Federal Home Loan Mortgage Corporation
                       PC--7.3%
            1,500,000  5.825%, 2/9/2006                                                 1,435,200
            2,000,000  6.125%, 7/14/2003                                                1,960,780
            1,000,000  6.148%, 9/23/2008                                                  932,440
            2,000,000  6.750%, 12/30/2013                                               1,867,592
                       Total                                                            6,196,012
                       (5) Federal Home Loan Mortgage Corporation
                       REMIC--7.1%
              135,814  6.000%, 10/15/2004                                                 135,726
            1,000,000  6.500%, 10/17/2020                                                 999,450
            3,074,000  7.000%, 11/15/2005                                               3,072,125
              658,401  7.500%, 2/15/2003                                                  666,539
            1,000,000  7.500%, 9/15/2021                                                1,005,830
              103,370  9.500%, 1/15/2005                                                  106,577
                       Total                                                            5,986,247
                       (5) Federal Home Loan Mortgage Corporation
                       15 Years--0.3%
               46,487  9.000%, 8/1/2001                                                    47,998
               75,076  9.250%, 6/1/2002                                                    76,696
               21,763  9.500%, 10/1/2001                                                   22,239
               33,921  9.500%, 10/1/2004                                                   35,363
               36,135  9.500%, 12/1/2001                                                   37,670
                       Total                                                              219,966
                       (5) Federal Home Loan Mortgage Corporation
                       30 Years--0.7%
               43,852  10.000%, 5/1/2014                                                   47,277
              134,054  10.000%, 6/1/2018                                                  144,527
                2,649  10.000%, 6/1/2020                                                    2,856
                7,975  10.000%, 6/1/2020                                                    8,598
               21,586  10.000%, 8/1/2019                                                   23,273
              258,394  8.750%, 2/1/2017                                                   269,498
               41,832  9.000%, 1/1/2017                                                    43,793
                4,471  9.000%, 10/1/2016                                                    4,698
                4,577  9.000%, 5/1/2018                                                     4,791
               32,786  9.000%, 6/1/2016                                                    34,446
                  907  9.000%, 9/1/2016                                                       950
               15,530  9.500%, 10/1/2019                                                   16,471
                       Total                                                              601,178
                       (5) Federal National Mortgage
                       Association--15.9%
            1,500,000  5.460%, 11/3/2003                                                1,436,415
            1,000,000  5.480%, 11/16/2001                                                 980,190
            1,000,000  5.750%, 6/15/2005                                                  956,040
            1,000,000  5.830%, 10/16/2000                                               1,000,020
            1,000,000  6.000%, 5/15/2008                                                  943,270
            2,500,000  6.170%, 8/4/2003                                                 2,453,300
            1,000,000  6.350%, 8/25/2005                                                  968,350
              465,000  6.460%, 6/29/2012                                                  440,927
            1,000,000  6.560%, 11/26/2007                                                 961,680
              500,000  6.710%, 7/24/2001                                                  504,950
            1,750,000  7.150%, 1/29/2007                                                1,731,275
            1,000,000  7.280%, 5/23/2007                                                  994,020
                       Total                                                           13,370,437
                       (5) Federal National Mortgage Association
                       REMIC--1.1%
              415,082  6.500%, 5/25/2023                                                  407,619
              417,882  7.500%, 3/25/2021                                                  417,970
               78,846  9.400%, 7/25/2003                                                   81,245
                       Total                                                              906,834
                       (5) Federal National Mortgage Association 15
                       Years--0.7%
              610,007  7.000%, 8/1/2012                                                   604,480
               15,130  10.750%, 1/1/2001                                                   16,061
                       Total                                                              620,541
                       (5) Federal National Mortgage Association 30
                       Years--0.2%
              103,139   8.500%, 2/1/2011                                                  107,135
               54,465   9.500%, 8/1/2020                                                   57,937
                       Total                                                              165,072
                       (5) Government National Mortgage Association
                       15 Years--0.4%
               61,630  7.000%, 11/15/2009                                                  61,264
              276,986  7.000%, 9/15/2010                                                  275,255
                       Total                                                              336,519
                       (5) Government National Mortgage Association
                       30 Years--6.2%
              446,255  7.500%, 10/15/2022                                                 442,350
              792,744  7.500%, 3/15/2026                                                  786,053
            1,093,465  8.000%, 1/15/2022                                                1,110,545
              399,542  8.000%, 11/15/2022                                                 404,536
              924,733  8.000%, 4/15/2022                                                  939,177
              938,994  8.000%, 8/15/2022                                                  953,661
              179,304  9.000%, 2/15/2020                                                  188,325
               40,452  9.500%, 6/15/2020                                                   43,398
               57,992  9.500%, 6/15/2020                                                   62,215
               52,958  9.500%, 7/15/2020                                                   57,062
               45,028  9.500%, 7/15/2020                                                   48,307
              179,295  8.500%, 2/20/2025                                                  185,625
                       Total                                                            5,221,254
                       U.S. Treasury Bonds--13.4%
            1,000,000  United States Treasury Bond, 10.750%,                            1,145,260
                       2/15/2003
            2,000,000  United States Treasury Bond, 6.000%,                             1,901,940
                       2/15/2026
            1,200,000  United States Treasury Bond, 6.250%,                             1,178,172
                       8/15/2023
            1,000,000  United States Treasury Bond, 6.875%,                             1,059,170
                       8/15/2025
            1,500,000  United States Treasury Bond, 7.250%,                             1,617,960
                       5/15/2016
            2,600,000  United States Treasury Bond, 7.250%,                             2,848,326
                       8/15/2022
              500,000  United States Treasury Bond, 7.875%,                               580,565
                       2/15/2021
              300,000  United States Treasury Bond, 8.500%,                               367,878
                       2/15/2020
              500,000  United States Treasury Bond, 8.750%,                               628,095
                       5/15/2020
                       Total                                                           11,327,366
                       U.S. Treasury Notes--15.2%
            2,000,000  United States Treasury Note, 5.250%,                             1,989,480
                       1/31/2001
              500,000  United States Treasury Note, 5.625%,                               487,560
                       2/15/2006
              750,000  United States Treasury Note, 5.625%,                               751,170
                       4/30/2000
            1,700,000  United States Treasury Note, 5.875%,                             1,703,672
                       11/30/2001
            1,000,000  United States Treasury Note, 6.125%,                               996,190
                       8/15/2007
            1,500,000  United States Treasury Note, 6.250%,                             1,505,670
                       2/15/2007
            1,000,000  United States Treasury Note, 6.250%,                             1,010,540
                       8/31/2002
              250,000  United States Treasury Note, 6.500%,                               254,380
                       10/15/2006
            1,000,000  United States Treasury Note, 6.500%,                             1,019,740
                       5/15/2005
              500,000  United States Treasury Note, 6.500%,                               508,460
                       5/31/2002
              500,000  United States Treasury Note, 6.750%,                               504,265
                       4/30/2000
            1,000,000  United States Treasury Note, 7.000%,                             1,045,190
                       7/15/2006
            1,000,000  United States Treasury Note, 7.750%,                             1,008,300
                       12/31/1999
                       Total                                                           12,784,617
                       TOTAL LONG-TERM OBLIGATIONS  (identified                        72,388,544
                       cost $74,409,663)
                       (2) REPURCHASE AGREEMENT--13.8%
           11,610,000  State Street Corp., 5.360%, dated 8/31/1999,                    11,610,000
                       due 9/1/1999 (at amortized cost)
                       TOTAL INVESTMENTS (identified cost                   $          83,998,544
                       $86,019,663) (2)


CASH RESERVE FUND

          Principal                                                                     Value
           Amount
                               BANKERS ACCEPTANCE--3.2%
                               Finance--3.2%
$                   5,000,000  First Union Corp., 5.187%, 11/17/1999          $             4,945,458
                               (6) COMMERCIAL PAPER--58.0%
                               Consumer Non- Durables--6.3%
                    5,000,000  Coca-Cola Co., 5.150%, 10/13/1999                            4,970,308
                    5,000,000  Heinz (H.J.) Co., 5.160%, 9/21/1999                          4,985,750
                               Total                                                        9,956,058
                               Finance--22.2%
                    5,000,000  American General Corp., 5.146%,                              4,991,500
                               9/13/1999
                    5,000,000  CIESCO, L.P., 5.146%, 9/8/1999                               4,995,042
                    5,000,000  Falcon Asset Securitization Corp.,                           4,989,167
                               5.226%, 9/16/1999
                    5,000,000  Ford Motor Credit Corp., 5.199%,                             4,970,075
                               10/13/1999
                    5,000,000  General Motors Acceptance Corp.,                             4,974,965
                               5.217%, 10/6/1999
                    5,000,000  Paccar Financial Corp., (PACCAR, Inc.                        4,955,394
                               Support Agreement), 5.249%, 11/2/1999
                    5,000,000  Wells Fargo & Co., 5.321%, 11/8/1999                         4,950,417
                               Total                                                       34,826,560
                               Finance-Commercial--9.5%
                    5,000,000  CIT Group, Inc., 5.310%, 10/14/1999                          4,968,526
                    5,000,000  General Electric Capital Corp.,                              4,975,000
                               5.086%, 10/7/1999
                    5,000,000  Deere (John) Capital Corp., 5.197%,                          4,975,775
                               10/5/1999
                               Total                                                       14,919,301
                               Finance-Retail--4.2%
                    1,600,000  Beta Finance, Inc., 5.152%, 9/8/1999                         1,598,407
     Principal
      Amount
     or Shares                                                                        Value
$                   5,000,000  Commercial Credit Co., 5.102%, 9/8/1999        $             4,995,071
                               Total                                                        6,593,478
                               Health Technology--3.2%
                    5,000,000  Abbott Laboratories, 5.190%, 9/14/1999                       4,990,665
                               Process Industries--3.1%
                    5,000,000  Du Pont (E.I.) de Nemours & Co.,                             4,891,111
                               5.737%, 1/19/2000
                               Technology Services--3.2%
                    5,000,000  Electronic Data Systems Corp., 5.162%,                       4,990,025
                               9/15/1999
                               Utilities--6.3%
                    5,000,000  AT&T Capital Corp., 5.220%, 9/21/1999                        4,985,556
                    5,000,000  BellSouth Telecommunications, Inc.,                          4,990,611
                               5.215%, 9/14/1999
                               Total                                                        9,976,167
                               TOTAL COMMERCIAL PAPER                                      91,143,365
                               GOVERNMENT AGENCIES--17.1%
                               Finance--17.1%
                    5,000,000  (7) Federal Home Loan Bank System,                           4,949,639
                               5.180%, 11/10/1999
                   10,000,000  (7) Federal Home Loan Mortgage Corp.,                        9,952,306
                               5.176%, 10/5/1999
                    5,000,000  (7) Federal Home Loan Mortgage Corp.,                        4,974,200
                               5.160%, 10/7/1999
                    2,081,000  (7) Federal National Mortgage                                2,070,839
                               Association, 5.170%, 10/5/1999
                    5,000,000  (7) Federal National Mortgage                                4,984,863
                               Association, 5.190%, 9/22/1999
                               TOTAL GOVERNMENT AGENCIES                                   26,931,847
                               MUTUAL FUND--2.5%
                    3,925,000  Fidelity Institutional Cash Treasury                         3,925,000
                               Money Market Fund, (at net asset value)
          Principal                                                                     Value
           Amount
                               (2) REPURCHASE AGREEMENTS--19.6%
                  $20,766,000  Morgan Stanley Dean Witter, 5.370%,            $            20,766,000
                               dated 8/31/1999, due 9/1/1999
                   10,062,000  State Street Corp., 5.360%, dated                           10,062,000
                               8/31/1999, due 9/1/1999
                               TOTAL REPURCHASE AGREEMENTS                                 30,828,000
                               TOTAL INVESTMENTS (at amortized cost)          $           157,773,670


U.S. TREASURY MONEY MARKET FUND

      Principal
        Amount
      or Shares                                                                Value
                     (7) U.S. TREASURY BILLS--51.2%
$         5,000,000  4.350%, 10/28/1999                              $             4,964,217
         10,000,000  4.355%-4.725%, 9/30/1999                                      9,963,428
         25,000,000  4.500%-4.610%, 9/16/1999                                     24,953,437
         10,000,000  4.565%-4.610%, 10/14/1999                                     9,945,205
          5,000,000  4.580%, 9/23/1999                                             4,986,006
          5,000,000  4.590%, 10/7/1999                                             4,977,050
         20,000,000  4.610%-4.690%, 11/18/1999                                    19,799,204
          5,000,000  4.690%, 11/4/1999                                             4,958,311
          5,000,000  4.765%, 11/12/1999                                            4,952,350
          5,000,000  4.820%, 11/26/1999                                            4,942,428
         15,000,000  5.165%-5.190%, 9/15/1999                                     14,969,822
                     TOTAL U.S. TREASURY BILLS                                   109,411,458
                     MUTUAL FUND--3.3%
          7,000,000  Fidelity Institutional Cash Treasury Money                    7,000,000
                     Market Fund, (at net asset value)
                     (2) REPURCHASE AGREEMENTS--45.7%
$        52,220,000  Morgan Stanley Dean Witter, 5.370%, dated                    52,220,000
                     8/31/1999, due 9/1/1999
         45,576,000  State Street Corp., 5.360%, dated                            45,576,000
                     8/31/1999, due 9/1/1999
                     TOTAL REPURCHASE AGREEMENTS                                  97,796,000
                     TOTAL INVESTMENTS (at amortized cost)           $           214,207,458


Notes to Portfolios of Investments

Hibernia Funds
August 31, 1999

(1)  Non-income producing.
(2) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(3) At August 31, 1999, 9.6% and 3.2% of the total investments at market value were subject to alternative minimum tax for Hibernia Louisiana Municipal Income Fund and Hibernia Total Return Bond Fund, respectively.
(4) Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(5) Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
(6) Rate shown represents yield to maturity. (7) These issues show the rate of discount at time of purchase.

The following abbreviations are used in these portfolios: ADR-- American Depositary Receipt AMBAC-- American Municipal Bond Assurance Corporation COL-- Collateralized ESCW-- Escrowed by U.S. Government Securities FGIC-- Financial Guaranty Insurance Corporation FHA-- Federal Housing Administration FNMA-- Federal National Mortgage Association FSA-- Financial Security Assurance GNMA-- Government National Mortgage Association GO-- General Obligation Bond GTD-- Guaranteed INS-- Insured ISD-- Independent School District HFA-- Housing Finance Authority LOC-- Letter of Credit LT-- Limited Tax MBIA-- Municipal Bond Insurance Association PFA-- Public Facility Authority PLC-- Public Limited Company PRF-- Prerefunded PSFG-- Permanent School Fund Guarantee Q-SBLF--Qualified State Bond Loan Fund SFM-- Single Family Mortgage UT-- Unlimited Tax



                                                     For Federal Tax Purposes
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Net Unrealized           Gross
Gross
                                         Cost of         Appreciation          Unrealized           Unrealized
Hibernia Funds                         Investments      (Depreciation)        Appreciation
Depreciation    Total Net Assets*
Capital Appreciation Fund                $237,760,262          $133,986,739       $141,289,286
$(7,302,547)      $371,310,574
Louisiana Municipal Income Fund            94,417,741             1,420,940          2,824,178
(1,403,238)        92,701,900
Mid Cap Equity Fund                        17,085,070             3,358,756          4,489,909
(1,131,153)        20,273,854
Total Return Bond Fund                     81,837,102            (2,198,586)            72,050
(2,270,636)        79,913,040
U.S. Government Income Fund                86,019,663            (2,021,119)           373,922
(2,395,041)        84,241,622
Cash Reserve Fund
157,773,670                                                                  157,175,935
U.S. Treasury Money Market Fund
214,207,458                                                                  213,793,070
-----------------------------------------------------------------------------------------------------------------------------------

* The categories of investments are shown as a percentage of net assets at August 31, 1999.

(See notes which are an integral part of the Financial Statements)



                                                   Capital         Louisiana Municipal        Mid Cap
                                              Appreciation Fund        Income Fund          Equity Fund
-------------------------------------------------------------------------------------------------------
Assets:
 Investments in repurchase agreements           $    6,712,000     $               --      $    2,008,000
 Investments in securities                         365,035,001              95,838,681         18,435,826
   Total investments in securities, at             371,747,001              95,838,681         20,443,826
    value
 Cash                                                  276,144                      --                 --
 Income receivable                                     428,547               1,262,566             15,508
 Receivable for shares sold                            159,354                   8,726              2,870
   Total assets                                    372,611,046              97,109,973         20,462,204
Liabilities:
 Payable for investments purchased                          --               2,486,548                 --
 Payable for shares redeemed                           914,561                  52,858            129,488
 Payable for taxes withheld                             13,506                      --                 --
 Income distribution payable                                --                 249,659                 --
 Payable to Bank                                            --               1,575,120              6,415
 Accrued expenses                                      372,405                  43,888             52,447
   Total liabilities                                 1,300,472               4,408,073            188,350
Net Assets Consist of:
 Paid in capital                                   196,341,125              90,820,356         17,839,315
 Net unrealized appreciation                       133,986,739               1,420,940          3,365,213
  (depreciation) of investments
 Accumulated net realized gain (loss)               40,982,710                 520,146           (930,674)
  on investments
 Undistributed net investment income                        --                 (59,542)                --
  (Distributions in excess of net
  investment income)
   Total Net Assets                             $  371,310,574             $92,701,900       $ 20,273,854
Net Assets:                                     $  352,875,422(1)          $92,701,900       $ 18,283,460(3)
                                                $   18,435,152(2)                            $  1,990,394(4)
Shares Outstanding                                  13,535,381(1)            8,545,050          1,611,099(3)
                                                       717,417(2)                                 176,271(4)
   Total Shares Outstanding                         14,252,798               8,545,050          1,787,370
Net Asset Value Per Share                       $        26.07(1)               $10.85       $      11.35(3)
                                                $        25.70(2)                   --       $      11.29(4)
Offering Price Per Share*                       $        27.30(1)****           $11.19***    $      11.88(3)****
                                                $        25.70(2)                   --       $      11.29(4)
Redemption Proceeds Per Share**                 $        26.07(1)               $10.85       $      11.35(3)
                                                $        24.29(2)*****              --       $      10.67(4)*****
Investments, at identified cost                 $  237,760,262             $94,417,741       $ 17,078,613
Investments, at tax cost                        $  237,760,262             $94,417,741       $ 17,085,070
---------------------------------------------------------------------------------------------------------

(1) Represents Class A Shares of Capital Appreciation Fund.
(2) Represents Class B Shares of Capital Appreciation Fund.
(3) Represents Class A Shares of Mid Cap Equity Fund.
(4) Represents Class B Shares of Mid Cap Equity Fund.
(5) Represents Class A Shares of Cash Reserve Fund.
(6) Represents Class B Shares of Cash Reserve Fund.

    *  See "What Do Shares Cost" in the Prospectus.
   **  See "How to Redeem and Exchange Shares" in the Prospectus.
  ***  Computation of Offering Price: 100/97 of net asset value.
 **** Computation of Offering Price: 100/95.50 of net asset value. ***** Computation of Redemption Proceeds: 94.50/100 of net asset value.


(See Notes which are an integral part of the Financial Statements)


         Total Return           U.S. Government        Cash Reserve      U.S. Treasury
          Bond Fund               Income Fund              Fund        Money Market Fund
----------------------------------------------------------------------------------------

$  7,405,000                        $11,610,000       $ 30,828,000          $ 97,796,000
  72,233,516                         72,388,544        126,945,670           116,411,458
  79,638,516                         83,998,544        157,773,670           214,207,458
          --                                 --             76,315                    --
   1,207,009                            781,618             19,323               478,637
       1,750                              3,082             10,238                 1,042
  80,847,275                         84,783,244        157,879,546           214,687,137


          --
     631,840                             84,527            259,024                62,232
          --                                 --                 --                    --
     125,312                            263,129            373,787               512,770
     107,694                            147,248                 --               212,778
      69,389                             46,718             70,800               106,287
     934,235                            541,622            703,611               894,067
                                     89,523,329        157,175,935           213,793,070
  82,058,140
                                     (2,021,119)                --                    --
  (2,198,586)
                                     (3,274,072)                --                    --
      (1,326)
                                         13,484                 --                    --

      54,812
 $79,913,040                        $84,241,622       $157,175,935          $213,793,070
 $79,913,040                        $84,241,622       $157,099,163(5)       $213,793,070
          --                                 --       $     76,772(6)                 --
   8,259,032                          8,586,814        157,099,163(5)        213,793,070
          --                                 --             76,772(6)                 --
   8,259,032                          8,586,814        157,175,935           213,793,070
       $9.68                              $9.81       $       1.00(5)              $1.00
          --                                 --       $       1.00(6)                 --
       $9.98***                       $10.11***       $       1.00(5)              $1.00
          --                                 --       $       1.00(6)                 --
       $9.68                              $9.81       $       1.00(5)              $1.00
          --                                 --       $       1.00(6)                 --
 $81,837,102                        $86,019,663       $157,773,670          $214,207,458
 $81,837,102                        $86,019,663       $157,773,670          $214,207,458
----------------------------------------------------------------------------------------


Statements of Operations

Hibernia Funds
August 31, 1999

                                                                               Capital         louisiana
municipal      Mid Cap
                                                                          Appreciation Fund        Income
Fund       Equity Fund
-------------------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                                                    $  4,211,097            $
--    $  175,293
 Interest                                                                          251,931
5,303,154        67,078
   Total income                                                                  4,463,028
5,303,154       242,371
Expenses:
 Investment advisory fee                                                         2,663,596
440,117       138,101
 Administrative personnel and services fee                                         395,787
109,123        50,001
 Custodian fees                                                                     76,711
24,442        16,971
 Transfer and dividend disbursing agent fees and expenses                          130,222
31,031        67,083
 Directors'/Trustees' fees                                                          14,073
3,753           564
 Auditing fees                                                                      15,180
15,993         8,461
 Legal fees                                                                          6,396
5,292         5,448
 Portfolio accounting fees                                                          96,287
62,875        55,320
 Distribution services fee                                                         965,055(1)
203,273        52,930(2)
 Shareholder services fee
38,595(4)                             3,448(4)
 Share registration costs                                                           49,998
13,768        49,311
 Printing and postage                                                                   --
1,234        11,430
 Insurance premiums                                                                    938
1,312           837
 Miscellaneous                                                                       7,265
9,983         2,500
   Total expenses                                                                4,460,103
922,196       462,405
Waivers
 Waiver of investment advisory fee                                                      --
(200,207)      (98,423)
 Waiver of distribution services fee                                                    --
(81,309)           --
 Waiver of administrative personnel and services fees                                   --
--       (29,486)
 Total waivers                                                                          --
(281,516)     (127,909)
Net expenses                                                                     4,460,103
640,680       334,496
Net investment income (loss)                                                         2,925
4,662,474       (92,125)
Realized and Unrealized Gain (Loss) on Investments:
 Net realized gain (loss) on investments                                        41,577,429
520,146      (930,674)
 Net change in unrealized appreciation (depreciation) of investments             65,911,793
(5,284,349)    6,496,547
Net realized and unrealized gain (loss) on investments                         107,489,222
(4,764,203)    5,565,873
Change in net assets resulting from operations                                $107,492,147            $
(101,729)   $5,473,748
-------------------------------------------------------------------------------------------------------------------------------

(1) Represents distribution services fee of $849,270 and $115,785, for Class A Shares and Class B Shares, respectively, of Capital Appreciation Fund.
(2) Represents distribution services fee of $42,585 and $10,345, for Class A Shares and Class B Shares, respectively, of Mid Cap Equity Fund.
(3) Represents distribution services fee of $399,400 and $1,167, for Class A Shares and Class B Shares, respectively, of Cash Reserves Fund.
(4) Represents shareholder services fee for Class B Shares.

(See Notes which are an integral part of the Financial Statements)


      Total Return               U.S. Government                  Cash Reserve                    U.S. Treasury
       Bond Fund                   Income Fund                        Fund                      Money Market Fund
-------------------------------------------------------------------------------------------------------------------------

$          --                          $             --             $             --
$             --
    5,272,546                                 5,248,689                    8,113,247
11,128,393
    5,272,546                                 5,248,689                    8,113,247
11,128,393

      552,433                                   377,953                      639,664
934,658
       88,052                                    93,703                      178,384
260,324
       19,735                                    21,115
37,167                               52,330

       51,410                                    42,276
85,253                               79,400
        4,116                                     5,214
6,524                                8,024
       15,248                                    15,430
15,121                               15,117
        6,928                                     6,453
5,828                                5,794
       50,092                                    46,644
54,826                               61,711
      197,297                                   174,971
400,567(3)                                --
           --                                        --
390(4)                                --
        9,709                                    17,663
24,422                               27,093
        7,610                                     3,720
8,947                                4,634
        1,090                                     1,071
1,512                                1,673
       14,249                                     7,439
10,612                               15,201
    1,017,969                                   813,652                    1,469,217
1,465,959

     (236,757)                                 (155,377)
--                                   --
           --                                   (69,989)
--                                   --

           --                                        --
--                                   --
     (236,757)                                 (225,366)
--                                   --
      781,212                                   588,286                    1,469,217
1,465,959
    4,491,334                                 4,660,403                    6,644,030
9,662,434

       14,884                                    90,774
--                                   --

   (4,531,688)                               (4,453,381)
--                                   --

   (4,516,804)                               (4,362,607)
--                                   --
$     (25,470)                              $   297,796                   $6,644,030                          $
9,662,434

-------------------------------------------------------------------------------------------------------------------------



Statements of Changes in Net Assets

Hibernia Funds



                                                                  Capital                         Louisiana
Municipal
                                                             Appreciation Fund                        Income
Fund
                                                                   Year                Year
Year             Year
                                                                   Ended               Ended
Ended             Ended
                                                                August 31,          August 31,         August
31,       August 31,
                                                                   1999                1998
1999             1998
-----------------------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net
Assets:
Operations:
 Net investment income (operating loss)                         $      2,925      $    967,708           $
4,662,474  $  4,938,685
 Net realized gain (loss) on investments                          41,577,429        41,697,078
520,146       860,440
 Net change in unrealized appreciation(depreciation)              65,911,793       (27,300,391)
(5,284,349)    2,003,434
   Change in net assets resulting from operations                107,492,147        15,364,395
(101,729)    7,802,559
Distributions to
Shareholders:
 Distributions from net investment income                            (35,622)(2)      (935,011)(5)
(4,695,997)   (4,957,912)
 Distributions in excess of net investment income                   (229,738)(3)
--                     --       (25,155)
 Distributions from net realized gain on investments             (37,206,090)(4)   (30,675,973)(6)
(638,525)     (460,469)
   Change in net assets from distributions to shareholders       (37,471,090)      (31,610,984)
(5,334,522)   (5,443,536)
Share
Transactions:
 Proceeds from sale of shares                                     42,077,441        53,381,213
12,059,476     8,710,403
 Proceeds from shares issued in connection with
the
  acquisition on the Common Trust Funds                                   --
--                     --            --

 Net asset value of shares issued to shareholders in              30,098,133        25,095,605
2,098,362     1,854,181
  payment of distributions
declared
 Cost of shares redeemed                                         (61,503,186)      (59,287,266)
(14,730,945)  (15,653,812)
   Change in net assets from share transactions                   10,672,388        19,189,552
(573,107)   (5,089,228)
  Change in net assets                                            80,693,085         2,942,963
(6,009,358)   (2,730,205)
Net
Assets:
 Beginning of period                                             290,617,489       287,674,526
98,711,258   101,441,463
 End of period                                                  $371,310,574      $290,617,489           $
92,701,900  $ 98,711,258
Undistributed net investment income (Distributions in      $                      $     22,270           $
(59,542) $    (25,155)
 excess of net investment income) included in net assets
--
 at end of
period
Net gain (loss) as computed for federal tax purposes            $ 41,577,429      $ 41,643,171           $
520,146  $    860,440
-----------------------------------------------------------------------------------------------------------------------------------

(1) For the period from July 13, 1998 (start of performance) to August 31, 1998.
(2) Represents income distributions of $35,622 for Class A Shares only. (3) Represents distributions in excess of net investment income for Class A
    Shares only.
(4) Represents gain distributions of $35,588,767 and $1,617,323 for Class A Shares and Class B Shares, respectively.




                Mid Cap                  Total Return                  U.S. Government
              Equity Fund                  Bond Fund                     Income Fund
----------------------------------------------------------------------------------------------------
         Year                Period          Year           Year             Year            Year
         Ended               Ended           Ended          Ended           Ended           Ended
      August 31,           August 31,     August 31,     August 31,       August 31,      August 31,
         1999               1998(1)          1999           1998             1999            1998
----------------------------------------------------------------------------------------------------
$   (92,125)             $   (10,642)    $  4,491,334   $  4,304,953      $  4,660,403   $ 3,848,099
   (930,674)                      --           14,884        588,562            90,774       528,099

  6,496,547               (3,131,334)      (4,531,688)     1,899,586        (4,453,381)    1,756,003
  5,473,748               (3,141,976)         (25,470)     6,793,101           297,796     6,132,201

         --                       --       (4,425,381)    (4,306,667)       (4,673,434)   (3,791,842)
         --                       --               --        (10,481)               --            --

         --                       --         (197,944)      (472,991)               --            --

         --                       --       (4,623,325)    (4,790,139)       (4,673,434)   (3,791,842)

  5,036,585                1,511,366       18,694,205     19,472,193        17,770,200    30,733,443

         --               15,919,383               --             --                --            --

                                            3,149,240      3,439,628         1,409,149       665,703
 (4,224,856)                (300,396)     (17,238,886)   (16,824,326)      (14,097,290)   (9,642,177)
    811,729               17,130,353        4,604,559      6,087,495         5,082,059    21,756,969
  6,285,477               13,988,377          (44,236)     8,090,457           706,421    24,097,328

 13,988,377                       --       79,957,276     71,866,819        83,535,201    59,437,873
$20,273,854              $13,988,377     $ 79,913,040   $ 79,957,276      $ 84,241,622   $83,535,201

$        --              $        --     $     54,812   $    (10,481)     $     13,484   $    26,452
$   (891,679)            $        --     $     16,210   $    588,562      $     89,715   $   243,423
----------------------------------------------------------------------------------------------------



Statements of Changes in Net Assets


Hibernia Funds



                                                           Cash Reserve                       U.S. Treasury
                                                               Fund                         Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------
                                                               Year              Year
Year              Year
                                                               Ended            Ended
Ended             Ended
                                                            August 31,        August 31,        August 31,
August 31,
                                                               1999              1998
1999              1998
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations:
 Net investment income                                   $   6,644,030      $   7,760,553       $   9,662,434
$   8,578,035
Distributions to Shareholders:
 Distributions from net investment income                   (6,644,030)(1)     (7,760,553)
(9,662,434)     (8,578,035)
Share Transactions:
 Proceeds from sale of shares                              447,612,934        506,085,291         801,070,866
858,263,159
 Net asset value of shares issued to shareholders in         1,866,987          1,897,589
4,061,630       2,936,491
  payment of distributions declared
 Cost of shares redeemed                                  (441,523,335)      (509,140,899)       (766,472,346)
(840,690,877)
   Change in net assets from share transactions              7,956,586         (1,158,019)
38,660,150      20,508,773
  Change in net assets                                       7,956,586         (1,158,019)
38,660,150      20,508,773
Net Assets:
 Beginning of period                                       149,219,349        150,377,368         175,132,920
154,624,147
 End of period                                           $ 157,175,935      $ 149,219,349       $ 213,793,070   $
175,132,920
-----------------------------------------------------------------------------------------------------------------------------

(1) Represents income distributions of $6,638,815 and $5,215 for Class A Shares and Class B Shares, respectively.


(See Notes which are an integral part of the Financial Statements)



Financial Highlights


 (For a share outstanding throughout each period)

                                       Net Realized and
              Net Asset       Net           Unrealized                     Distributions  Distributions
              Value,      Investment     Gain/(Loss) on    Total From       From Net       From Net
Year Ended    Beginning      Income         Investment      Investment      Investment    Realized Gain
August 31     of Period      (Loss)        Transactions     Operations        Income     on Investments
Capital Appreciation Fund--Class A Shares
1995           $13.81        0.22                  2.54         2.76           (0.21)           (0.27)
1996           $16.09        0.19                  2.62         2.81           (0.19)           (0.84)
1997           $17.87        0.15                  6.51         6.66           (0.16)           (1.99)
1998           $22.38        0.08                  1.09         1.17           (0.07)           (2.34)
1999           $21.14        0.01                  7.73         7.74           (0.00)(8)        (2.79)
Capital Appreciation Fund--Class B Shares
1997(1)        $18.90       (0.01)(2)              3.48         3.47              --               --
1998           $22.32       (0.06)                 1.07         1.01              --            (2.34)
1999           $20.99       (0.16)                 7.66         7.50              --            (2.79)
Louisiana Municipal Income Fund
1995           $10.82        0.59                  0.24         0.83           (0.58)           (0.08)
1996           $10.99        0.60                 (0.05)        0.55           (0.60)              --
1997           $10.94        0.57                  0.28         0.85           (0.58)              --
1998           $11.21        0.56                  0.32         0.88           (0.57)           (0.05)
1999           $11.47        0.54                 (0.54)        0.00           (0.54)           (0.08)
Mid Cap Equity Fund--Class A Shares
1998(7)        $10.00       (0.01)                (1.85)       (1.86)             --               --
1999           $ 8.14       (0.05)(2)              3.26         3.21              --               --
Mid Cap Equity Fund--Class B Shares
1998(7)        $10.00       (0.01)                (1.86)       (1.87)             --               --
1999           $ 8.13       (0.13)(2)              3.29         3.16              --               --
Total Return Bond Fund
1995           $ 9.64        0.56                  0.39         0.95           (0.54)              --
1996           $10.05        0.56                 (0.27)        0.29           (0.57)              --
1997           $ 9.77        0.60                  0.23         0.83           (0.61)              --
1998           $ 9.99        0.58                  0.35         0.93           (0.58)           (0.07)
1999           $10.27        0.58                 (0.57)        0.01           (0.57)           (0.03)
U.S. Government Income Fund
1995           $ 9.92        0.71                  0.20         0.91           (0.69)              --
1996           $10.14        0.67                 (0.30)        0.37           (0.69)              --
1997           $ 9.82        0.62                  0.18         0.80           (0.64)              --
1998           $ 9.98        0.61                  0.34         0.95           (0.60)              --
1999           $10.33        0.57                 (0.52)        0.05           (0.57)              --
Cash Reserve-- Fund Class A Shares
1995           $ 1.00        0.05                    --         0.05           (0.05)              --
1996           $ 1.00        0.05                    --         0.05           (0.05)              --
1997           $ 1.00        0.05                    --         0.05           (0.05)              --
1998           $ 1.00        0.05                    --         0.05           (0.05)              --
1999           $ 1.00        0.04                    --         0.04           (0.04)              --
          Cash Reserve Fund--Class B Shares
1999(9)        $ 1.00        0.03                    --         0.03           (0.03)              --
U.S. Treasury Money Market Fund
1995           $ 1.00        0.05                    --         0.05           (0.05)              --
1996           $ 1.00        0.05                    --         0.05           (0.05)              --
1997           $ 1.00        0.05                    --         0.05           (0.05)              --
1998           $ 1.00        0.05                    --         0.05           (0.05)              --
1999           $ 1.00        0.04                    --         0.04           (0.04)              --


              Distributions
                 in Excess
                 of Net
Year Ended      Investment          Total
August 31         Income        Distributions
Capital Appreciation Fund--Class A Shares
1995                  --              (0.48)
1996                  --              (1.03)
1997                  --              (2.15)
1998                  --              (2.41)
1999               (0.02)(3)          (2.81)
Capital Appreciation Fund--Class B Shares
1997(1)            (0.05)(3)          (0.05)
1998                  --              (2.34)
1999                  --              (2.79)
Louisiana Municipal Income Fund
1995                  --              (0.66)
1996                  --              (0.60)
1997                  --              (0.58)
1998            (0.00)(3)(8)          (0.62)
1999                  --              (0.62)
Mid Cap Equity Fund--Class A Shares
1998(7)               --                 --
1999                  --                 --
Mid Cap Equity Fund--Class B Shares
1998(7)               --                 --
1999                  --                 --
Total Return Bond Fund
1995                  --              (0.54)
1996                  --              (0.57)
1997                  --              (0.61)
1998            (0.00)(3)(8)          (0.65)
1999                  --              (0.60)
U.S. Government Income Fund
1995                  --              (0.69)
1996                  --              (0.69)
1997                  --              (0.64)
1998                  --              (0.60)
1999                  --              (0.57)
Cash Reserve-- Fund Class A Shares
1995                  --              (0.05)
1996                  --              (0.05)
1997                  --              (0.05)
1998                  --              (0.05)
1999                  --              (0.04)
          Cash Reserve Fund--Class B Shares
1999(9)               --              (0.03)
U.S. Treasury Money Market Fund
1995                  --              (0.05)
1996                  --              (0.05)
1997                  --              (0.05)
1998                  --              (0.05)
1999                  --              (0.04)


(1) Reflects operations for the period from December 2, 1996 (date of initial public offering) to August 31, 1997.

(2) Per share information presented is based on the monthly average number of shares outstanding divided by the net operating loss due to large fluctuations in the number of shares outstanding during the period.

(3) These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.

(4) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)



                                                      Ratios to Average Net Assets

---------------------------------------------------------------------------------
                                       Net
Net
                                                   Investment                        Investment        Net
Assets
Net Asset Value,       Total                         Income          Expense        Income (Loss)     End of
Period     Portfolio
 End of Period        Return(4)  Expenses(5)        (Loss)(5)     (after waivers)  (after waivers)    (000
omitted)    Turnover Rate
------------------------------------------------------------------------------------------------------------------------------------
    $16.09             20.71%          1.25%           1.46%         1.25%             1.46%
$144,476             69%
    $17.87             18.03%          1.24%           1.08%         1.24%             1.08%
$169,648             69%
    $22.38             39.56%          1.24%           0.72%         1.24%             0.72%
$283,040             62%
    $21.14              5.12%          1.21%           0.32%         1.21%             0.32%
$279,778             62%
    $26.07             38.35%          1.22%           0.03%         1.22%             0.03%
$352,876             44%

    $22.32             18.40%          1.99%(6)       (0.09%)(6)     1.99%(6)         (0.09%)(6)       $
4,635             62%
    $20.99              4.36%          1.96%          (0.44%)        1.96%            (0.44%)          $
10,840             62%
    $25.70             37.35%          1.98%          (0.73%)        1.98%            (0.73%)          $
18,435             44%

    $10.99              8.20%          0.85%           5.46%         0.77%             5.54%           $
67,600             22%
    $10.94              5.04%          0.82%           5.29%         0.74%             5.37%           $
65,717             17%
    $11.21              8.31%          0.77%           5.11%         0.69%             5.19%
$101,441             17%
    $11.47              8.04%          0.74%           4.86%         0.66%             4.94%           $
98,711             24%
    $10.85             (0.08%)         0.95%           4.48%         0.66%             4.77%           $
92,702             17%

    $ 8.14            (18.60%)         2.09%(6)       (0.68%)(6)     1.89%(6)         (0.48%)(6)       $
13,422              1%
    $11.35             39.43%          2.46%          (1.14%)        1.76%            (0.44%)          $
18,283             55%

    $ 8.13            (18.70%)         2.93%(6)       (1.39%)(6)     2.76%(6)         (1.22%)(6)       $
567              1%
    $11.29             38.87%          3.14%          (1.84%)        2.51%            (1.21%)          $
1,990             55%

    $10.05             10.19%          1.30%           5.71%         1.30%             5.71%           $
69,455             91%
    $ 9.77              2.90%          1.29%           5.57%         1.29%             5.57%           $
71,188             38%
    $ 9.99              8.71%          1.29%           6.00%         1.29%             6.00%           $
71,867             65%
    $10.27              9.51%          1.25%           5.49%         1.08%             5.66%           $
79,957             31%
    $ 9.68             (0.03%)         1.29%           5.39%         0.99%             5.69%           $
79,913             20%

    $10.14              9.60%          0.88%           6.96%         0.82%             7.02%           $
42,593              5%
    $ 9.82              3.72%          0.93%           6.58%         0.87%             6.64%           $
37,544             27%
    $ 9.98              8.39%          0.94%           6.25%         0.88%             6.31%           $
59,438             72%
    $10.33              9.74%          0.79%           5.92%         0.73%             5.98%           $
83,535             44%
    $ 9.81              0.41%          0.97%           5.28%         0.70%             5.55%           $
84,242             24%

    $ 1.00              4.97%          0.86%           4.87%         0.86%             4.87%
$191,242             --
    $ 1.00              4.79%          0.87%           4.69%         0.87%             4.69%
$168,344             --
    $ 1.00              4.70%          0.89%           4.59%         0.89%             4.59%
$150,377             --
    $ 1.00              4.82%          0.89%           4.72%         0.89%             4.72%
$149,219             --
    $ 1.00              4.23%          0.92%           4.16%         0.92%             4.16%
$157,099             --

    $ 1.00              3.37%          1.67%(6)        3.35%(6)      1.67%(6)          3.35%(6)        $
77             --

    $ 1.00              5.15%          0.68%           4.93%         0.46%             5.15%
$116,489             --
    $ 1.00              5.08%          0.66%           4.73%         0.44%             4.95%
$136,068             --
    $ 1.00              4.92%          0.64%           4.67%         0.50%             4.81%
$154,624             --
    $ 1.00              4.89%          0.63%           4.78%         0.63%             4.78%
$175,133             --
    $ 1.00              4.23%          0.63%           4.14%         0.63%             4.14%
$213,793             --
-----------------------------------------------------------------------------------------------------------------------------------


(5) During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.
(6) Computed on an annualized basis.
(7) Reflects operations for the period from July 13, 1998 (date of initial public offering) to August 31, 1998.
(8) Amount is less than $0.01 per share.
(9) Reflects operations for the period from September 4, 1998 (date of initial public offering) to August 31, 1999.



Combined Notes to Financial Statements

Hibernia Funds
August 31, 1999

(1) ORGANIZATION

Hibernia Funds (formerly, Tower Mutual Funds), (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:



Portfolio Name                                             Diversification                  Investment Objective
-----------------------------------------------------------------------------------------------------------------------------
Hibernia Capital Appreciation Fund                           diversified           provide growth of capital and
income.
(formerly Tower Capital Appreciation Fund)
("Capital Appreciation Fund")
-----------------------------------------------------------------------------------------------------------------------------
Hibernia Louisiana Municipal Income Fund non-diversified provide current income which is (formerly Tower Louisiana Municipal Income Fund) generally exempt from federal income ("Louisiana Municipal Income Fund") tax and personal income taxes imposed by the state of Louisiana.
-----------------------------------------------------------------------------------------------------------------------------
Hibernia Mid Cap Equity Fund                             diversified           total return.
(formerly Tower Mid Cap Equity Fund)
("Mid Cap Equity Fund")
-----------------------------------------------------------------------------------------------------------------------------
Hibernia Total Return Bond Fund                          diversified           maximize total return.
(formerly Tower Total Return Bond Fund)
("Total Return Bond Fund")
-----------------------------------------------------------------------------------------------------------------------------
Hibernia U.S. Government Income Fund                     diversified           provide current income.
(formerly Tower U.S. Government Income Fund)
("U.S. Government Income Fund")
-----------------------------------------------------------------------------------------------------------------------------
Hibernia Cash Reserve Fund diversified provide current income consistent
(formerly Tower Cash Reserve Fund) with stability of principal.
("Cash Reserve Fund")
-----------------------------------------------------------------------------------------------------------------------------
Hibernia U.S. Treasury Money Market Fund                 diversified           provide current income consistent
with
(formerly U.S. Treasury Money Market Fund)                                     stability of principal and
liquidity.
("U.S. Treasury Money Market Fund")
-----------------------------------------------------------------------------------------------------------------------------

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

On July 13, 1998, Mid Cap Equity Fund acquired a portfolio of a collective trust fund ("Aquired Fund") managed by the adviser (the "Acquisition"). The Acquisition was accomplished by a tax-free exchange of 1,591,938 shares of Mid Cap Equity Fund (valued at $15,919,383) for the 277,944 shares of the Acquired Fund outstanding on July 13, 1998. The Acquired Fund's net assets of $15,919,383, which consisted of Paid in Capital, at the date were combined with those of Mid Cap Equity Fund. The aggregate net assets of Mid Cap Equity Fund and the Acquired Fund immediately before the Acquisition were $0 and $15,919,383 respectively.

Effective November 1, 1998 Tower Mutual Funds changed its name to Hibernia
Funds.

  (2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

   Investment Valuations--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Cash Reserve and U. S. Treasury Money Market Funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. For Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

   Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

   Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

   Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book/tax treatments of market discount reclasses, paydown gains and losses, and net operating losses. The following reclassifications have been made to the financial statements.

                                                                             Increase (Decrease)
--------------------------------------------------------------------------------------------------------------------------
                                                                              Undistributed
Accumulated
                                                         Paid-In              Net Investment             Net
Realized
Fund                                                     Capital              Income (Loss)               Gain
(Loss)
--------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                      --                   $10,427
$(10,427)
Louisiana Municipal Income Fund                          $ (7,828)                     (864)
8,692
Mid Cap Equity Fund                                       (92,125)                   92,125
--
Total Return Bond Fund                                         --                      (660)
660
U.S. Government Income Fund                                   364                        63
(427)
--------------------------------------------------------------------------------------------------------------------------

   Federal Taxes--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

   At August 31, 1999, the Mid Cap Equity Fund and U.S. Government Income Fund, for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

                                                             Expiration Year
-------------------------------------------------------------------------------------------------------------
                                                                                             Total Tax Loss
Fund                                              2003         2004       2005       2007     Carryforward
-------------------------------------------------------------------------------------------------------------
Mid Cap Equity                                $      --    $       --   $     --   $891,679        $  891,679
U.S. Government Income Fund                    1,422,238    1,298,006    553,828         --         3,274,072
-------------------------------------------------------------------------------------------------------------

   Additionally, the following Funds had capital losses attributable to security transactions incurred after October 31, 1998, which were treated as arising on September 1, 1999, the first day of each Fund's next taxable year as follows:

                                                                       Capital Losses
Fund                                                                      Deferred
-----------------------------------------------------------------------------------------
Mid Cap Equity Fund                                                              $(32,538)
Total Return Bond Fund                                                             (1,326)
-----------------------------------------------------------------------------------------

   When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   Other--Investment transactions are accounted for on the trade date.

  (3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

EQUITY AND INCOME FUNDS

                                                                              Capital Appreciation Fund
---------------------------------------------------------------------------------------------------------------------
                                                                        Year Ended                  Year Ended
                                                                     August 31, 1999             August 31, 1998
---------------------------------------------------------------------------------------------------------------------
Class A Shares                                                    Shares        Dollars       Shares
Dollars
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                      1,456,003   $ 36,315,322    1,944,199   $
45,967,030
Shares issued to shareholders in payment
 of distributions declared                                       1,241,674     28,632,787    1,143,415
24,488,265
Shares redeemed                                                 (2,398,866)   (59,199,878)  (2,499,674)
(58,552,238)
  Net change resulting from Class A
  Share transactions                                               298,811   $  5,748,231      587,940   $
11,903,057

                                                              Capital Appreciation Fund
-------------------------------------------------------------------------------------------------
                                                          Year Ended              Year Ended
                                                       August 31, 1999         August 31, 1998
-------------------------------------------------------------------------------------------------
Class B Shares                                       Shares     Dollars      Shares     Dollars
-------------------------------------------------------------------------------------------------
Shares sold                                         232,004   $ 5,762,119   311,166   $ 7,414,183
Shares issued to shareholders in
 payment of distributions declared                   64,099     1,465,346    28,474       607,340
Shares redeemed                                     (95,160)   (2,303,308)  (30,789)     (735,028)
  Net change resulting from Class B
  Share transactions                                200,943   $ 4,924,157   308,851   $ 7,286,495
  Net change resulting from
  Share transactions                                499,754   $10,672,388   896,791   $19,189,552

                                                                                     Mid Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------
                                                                            Year Ended               Period Ended
                                                                          August 31, 1999         August 31,
1998(1)
----------------------------------------------------------------------------------------------------------------------
Class A Shares                                                         Shares      Dollars       Shares
Dollars
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                            350,677   $ 3,781,027      88,819   $
836,513
Shares issued in connection with the Acquisition                            --            --   1,591,938
15,919,383
Shares redeemed                                                       (388,318)   (4,070,418)    (32,017)
(300,346)
  Net change resulting from Class A
  Share transactions                                                   (37,641)  $  (289,391)  1,648,740
$16,455,550

                                                                  Mid Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------
                                                  Year Ended                                 Period Ended
                                               August 31, 1999                            August 31, 1998(1)
----------------------------------------------------------------------------------------------------------------------
Class B Shares                           Shares                Dollars               Shares              Dollars
----------------------------------------------------------------------------------------------------------------------
Shares sold                                    121,109            $1,255,558              69,657           $
674,853
Shares redeemed                                (14,490)             (154,438)
(5)                  (50)
Net change resulting from
 Class B
  Share transactions                           106,619            $1,101,120              69,652           $
674,803
Net change resulting from
 Class B
  Share transactions                            68,978            $  811,729           1,718,392
$17,130,353

(1) For the period from July 13, 1998 (date of initial public offering) to August 31, 1998.


                                                  Louisiana Municipal           Total Return            U.S.
Government
                                                      Income Fund                Bond Fund                Income
Fund
---------------------------------------------------------------------------------------------------------------------------
                                                   Year         Year         Year         Year
Year         Year
                                                   Ended        Ended        Ended        Ended
Ended        Ended
                                                August 31,   August 31,   August 31,   August 31,   August 31,
August 31,
                                                   1999         1998         1999         1998
1999         1998
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                      1,064,927      767,090    1,884,047    1,917,601    1,742,267
3,009,055
Shares issued to shareholders in
 payment of distributions declared                 185,636      163,782      313,068      340,357
138,932       65,543
Shares redeemed                                 (1,309,582)  (1,379,228)  (1,725,600)  (1,660,779)
(1,379,614)    (947,489)
  Net change resulting from share transactions     (59,019)    (448,356)     471,515     (597,179)     501,585
2,127,109

MONEY MARKET FUNDS

                                                                                                   Cash Reserve
Fund
-----------------------------------------------------------------------------------------------------------------------------

Year             Year

Ended             Ended
                                                                                                 August 31,
August 31,
Class A Shares
1999             1998
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                        447,343,384
506,085,291
Shares issued to shareholders in payment of distributions declared
1,862,117      1,897,589
Shares redeemed                                                                                   (441,325,587)
(509,140,899)
  Net change resulting from Class A Share transactions
7,879,914     (1,158,019)

                                                                                                     Cash Reserve
Fund
-----------------------------------------------------------------------------------------------------------------------------

Period            Year

Ended             Ended
                                                                                                  August
31,       August 31,
Class B Shares
1999(2)            1998
-----------------------------------------------------------------------------------------------------------------------------
Shares sold
269,550             --
Shares issued to shareholders in payment of distributions declared
4,870             --
Shares redeemed
(197,748)            --
Net change resulting from Class B Share transactions
76,672             --
Net change resulting from Share transactions
7,956,586     (1,158,019)

(2) For the period from September 4, 1998 (date of initial public investment) to August 31, 1999.


                                                                                                        U.S.
Treasury
                                                                                                      Money
Market Fund
----------------------------------------------------------------------------------------------------------------------------

Year           Year

Ended          Ended
                                                                                                  August 31,
August 31,

1999           1998
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                       801,070,866
858,263,159
Shares issued to shareholders in payment of distributions declared
4,061,630      2,936,491
Shares redeemed                                                                                  (766,472,346)
(840,690,877)
  Net change resulting from share transactions                                                     38,660,150
20,508,773

  (4) INVESTMENT ADVISORY FEE AND OTHER

TRANSACTIONS WITH AFFILIATES


Investment Advisory Fee--Hibernia National Bank, the Funds' investment adviser (the "Adviser") is entitled to receive for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).
                                     Annual
Fund                                                     Rate
------------------------------------------------------------------
Capital Appreciation Fund                                     0.75%
Louisiana Municipal Income Fund                               0.45%
Mid Cap Equity Fund                                           0.75%
Total Return Bond Fund                                        0.70%
U.S. Government Income Fund                                   0.45%
Cash Reserve Fund                                             0.40%
U.S. Treasury Money Market Fund                               0.40%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Funds for the period. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds, except for Class B Shares of the Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse FSC. Class B Shares of the Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares, annually, to reimburse FSC. For the year ended August 31, 1999, the U.S. Treasury Money Market Fund did not incur distribution services fees.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), Class B Shares of Capital Appreciation Fund and Mid Cap Equity Fund will pay FSSC up to 0.25% of its daily average net assets for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses--Federated Services Company ("FServ"), through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees--Hibernia National Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions--During the year ended August 31, 1999, the Louisiana Municipal Income Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $5,702,961 and $4,865,848.

Other Affiliated Parties and Transactions--Pursuant to an exemptive order issued by the SEC, the Funds may invest in certain affiliated money market funds. As of August 31, 1999, the Louisiana Municipal Income Fund owned 0.09% of outstanding shares of Federated Tax-Free Obligations Fund, which is distributed by an affiliate of the Fund's distributor.

General--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.
  (5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 1999, were as follows:



Fund                                                     Purchases               Sales
--------------------------------------------------------------------------------------------
Capital Appreciation Fund                               $151,878,487          $179,282,242
Louisiana Municipal Income Fund                         $ 17,257,596          $ 16,634,214
Mid Cap Equity Fund                                     $ 10,353,473          $  9,358,848
Total Return Bond Fund                                  $ 15,275,162          $ 15,427,380
U.S. Government Income Fund                             $ 18,745,028          $ 20,552,280

  (6) CONCENTRATION OF CREDIT RISK


Since Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 1999, 75.7% of the securities in Louisiana Municipal Income Fund are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 24.6% of total investments.

  (7) YEAR2000 (UNAUDITED)

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Funds' service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Funds' Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Funds' other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

Report of Ernst & Young LLP, Independent Auditors

To the Trustees and Shareholders of

HIBERNIA FUNDS:

  We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Hibernia Funds (comprising, respectively, Hibernia Capital Appreciation Fund, Hibernia Louisiana Municipal Income Fund, Hibernia Mid Cap Equity Fund, Hibernia Total Return Bond Fund, Hibernia U.S. Government Income Fund, Hibernia Cash Reserve Fund and Hibernia U.S. Treasury Money Market Fund) as of August 31, 1999 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Hibernia Funds at August 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein, in conformity with generally accepted accounting principles.


                                                            /s/Ernst & Young LLP

Boston, Massachusetts

October 19, 1999



                                 HIBERNIA FUNDS

                             Trustees and Officers

TRUSTEES

Edward C. Gonzales

Robert L. diBenedetto, M.D.

Arthur Rhew Dooley, Jr.

James A. Gayle, Sr.

J. Gordon Reische

OFFICERS

Edward C. Gonzales
President and Treasurer

Jeffrey W. Sterling
Vice President and Assistant Treasurer

Peter J. Germain
Secretary

Timothy S. Johnson
Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal amount invested. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.



Federated Securities Corp., Distributor of the funds

G01262-01 (10/99)



1A. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A Shares of Hibernia Capital Appreciation Fund based on a 4.50% sales load are represented by a solid line. The Standard & Poor's 500 Index (the "S&P 500") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the fund and the S&P 500. The "x" axis reflects computation periods from 8/31/89 to 8/31/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares, based on a 4.50% sales load, as compared to the S&P 500. The ending values were $41,899 and $48,440, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average Annual Total Returns for the one-year, five-year and 10-year periods ended 8/31/99. The total returns were 32.10%, 22.53%, and 15.40%, respectively.

1B. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B Shares of Hibernia Capital Appreciation Fund based on a 4.00% contingent deferred sales load are represented by a solid line. The Standard & Poor's 500 Index (the "S&P 500") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class B Shares of the fund and the S&P 500. The "x" axis reflects computation periods from 12/2/96 (start of performance) to 8/31/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class B Shares, based on a 4.00% contingent deferred sales load, as compared to the S&P
500. The ending values were $16,571 and $18,215, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class B Shares Average Annual Total Returns for the one-year and start of performance periods ended 8/31/99. The total returns were 31.85%, and 20.18%, respectively.

2. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Hibernia Louisiana Municipal Income Fund based on a 4.50% sales load are represented by a solid line. The Lehmen Ten Year Insured Index (the "LTYII") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the fund and the LTYII. The "x" axis reflects computation periods from 8/31/89 to 8/31/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund, based on a 4.50% sales load, as compared to the LTYII. The ending values were $18,452 and $20,474, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Average Annual Total Returns for the one-year, five-year and 10-year periods ended 8/31/99. The total returns were (3.04%), 5.22%, and 6.49%, respectively.

3A. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A Shares of Hibernia Mid Cap Equity Fund based on a 4.50% sales load are represented by a solid line. The Standard & Poor's 400 Index (the "S&P 400") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the fund and the S&P 400. The "x" axis reflects computation periods from 8/31/89 to 8/31/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares, based on a 4.50% sales load, as compared to the S&P 400. The ending values were $36,345 and $44,591, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average Annual Total Returns for the one-year, five-year and 10-year periods ended 8/31/99. The total returns were 33.22%, 19.66%, and 14.30%, respectively.

3B. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B Shares of Hibernia Mid Cap Equity Fund based on a 4.50% contingent deferred sales load are represented by a solid line. The Standard & Poor's 400 Index (the "S&P 400") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class B Shares of the fund and the S&P 400. The "x" axis reflects computation periods from 7/13/98 (start of performance) to 8/31/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class B Shares, based on a 4.50% contingent deferred sales load, as compared to the S&P 400. The ending values were $10,840and $11,074, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class B Shares Average Annual Total Returns for the one-year and start of performance periods ended 8/31/99. The total returns were 33.37% and 7.35%, respectively.

4. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Hibernia Total Return Bond Fund based on a 4.50% sales load are represented by a solid line. The Salomon Brothers Broad Investment Grade Bond Index (the "SBBIGBI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the fund and the SBBIGBI. The "x" axis reflects computation periods from 11/2/92 (start of performance) to 8/31/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund, based on a 4.50% sales load, as compared to the SBBIGBI. The ending values were $13,913 and $15,589, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Average Annual Total Returns for the one-year, five-year and start of performance periods ended 8/31/99. The total returns were (3.05%), 5.53%, and 5.18%, respectively.

5. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Hibernia U.S. Government Income Fund based on a 4.50% sales load are represented by a solid line. The Salomon Brothers Medium Term Broad Index (the "SBMTBI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the fund and the SBMTBI. The "x" axis reflects computation periods from 8/31/89 to 8/31/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund, based on a 4.50% sales load, as compared to the SBMTBI. The ending values were $18,605 and $21,174, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Average Annual Total Returns for the one-year, five-year and 10-year periods ended 8/31/99. The total returns were (2.61%), 5.65%, and 6.57%, respectively.